UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (866) 909-9473

Date of fiscal year end:   August 31

Date of reporting period:   November 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 97.7%

U.S. Treasury Bills - 97.7%
U.S. Treasury Bills
0.00%, 2/4/16*	$36,700,000	$36,691,559
0.06%, 3/10/16*	65,600,000	65,569,037
0.11%, 4/7/16*	81,900,000	81,841,360
0.07%, 5/26/16*	67,900,000	67,772,755

TOTAL INVESTMENTS IN SECURITIES - 97.7% (Cost: $252,047,643)		251,874,711
Cash and Other Assets in Excess of Liabilities - 2.3%		5,854,986

NET ASSETS - 100.0%		$257,729,697

*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

November 30, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 78.3%

U.S. Treasury Bills - 78.3%
U.S. Treasury Bills
0.02%, 12/31/15*	$10,000,000	$9,998,920
0.20%, 4/28/16*	2,000,000	1,997,754

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $11,998,198)		11,996,674

REPURCHASE AGREEMENT - 21.9%

United States - 21.9%
Deutsche Bank, tri-party repurchase agreement dated 11/30/15, 0.10% due 12/1/15; Proceeds at maturity - $3,353,009 (fully collateralized by U.S. Treasury Note, 3.25% due 7/31/16; Market value - $3,420,104) (Cost: $3,353,000)	3,353,000	3,353,000

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $15,351,198)		15,349,674
Liabilities in Excess of Cash and Other Assets - (0.2)%		(31,497)

NET ASSETS - 100.0%		$15,318,177

*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

November 30, 2015

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 54.1%

U.S. Treasury Bills - 54.1%
U.S. Treasury Bills
0.04%, 2/11/16*	$17,682,000		$17,677,173
0.07%, 4/7/16*	17,300,000		17,287,613

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $34,977,562)			34,964,786

TIME DEPOSITS - 20.3%

China - 20.3%
Barclays Capital, Inc.
3.50%, 12/18/15	21,000,000	CNH	3,268,202
BNP Paribas S.A.
3.70%, 12/18/15	21,000,000	CNH	3,268,203
Deutsche Bank AG
4.30%, 12/18/15	21,000,000	CNH	3,268,203
Standard Chartered Bank
2.50%, 12/18/15	21,000,000	CNH	3,268,203

TOTAL TIME DEPOSITS (Cost: $13,109,228)			13,072,811

REPURCHASE AGREEMENT - 25.7%

United States - 25.7%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/15, 0.13% due 12/1/15; Proceeds at maturity - $16,620,060 (fully collateralized by U.S. Treasury Bond Coupon Strips, 0.00% due 11/15/23 - 5/15/28; Market value - $16,952,400) (Cost: $16,620,000)	$16,620,000		16,620,000

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $64,706,790)			64,657,597
Liabilities in Excess of Cash and Other Assets - (0.1)%			(46,674)

NET ASSETS - 100.0%			$64,610,923

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

CNH - Offshore Chinese renminbi

*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Commodity Currency Strategy Fund (CCX)

November 30, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 78.7%

U.S. Treasury Bill - 78.7%
U.S. Treasury Bill 0.00%, 2/4/16* (Cost: $4,849,961)	$4,850,000	$4,848,885

REPURCHASE AGREEMENT - 20.9%

United States - 20.9%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/15, 0.13% due 12/1/15; Proceeds at maturity - $1,285,005 (fully collateralized by U.S. Treasury Bond Coupon Strips, 0.00% due 11/15/34; Market value - $1,310,700) (Cost: $1,285,000)	1,285,000	1,285,000

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $6,134,961)		6,133,885
Cash and Other Assets in Excess of Liabilities - 0.4%		21,573

NET ASSETS - 100.0%		$6,155,458

*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 68.4%

U.S. Treasury Bills - 68.4%
U.S. Treasury Bills
0.00%, 2/11/16*	$16,836,000	$16,831,404
0.07%, 3/10/16*	18,000,000	17,991,504

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $34,834,130)		34,822,908

REPURCHASE AGREEMENT - 32.1%

United States - 32.1%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/15, 0.13% due 12/1/15; Proceeds at maturity - $16,310,059 (fully collateralized by U.S. Treasury Bond Coupon Strips, 0.00% due 11/15/23; Market value - $16,636,200) (Cost: $16,310,000)	16,310,000	16,310,000

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $51,144,130)		51,132,908
Liabilities in Excess of Cash and Other Assets - (0.5)%		(267,094)

NET ASSETS - 100.0%		$50,865,814

*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Indian Rupee Strategy Fund (ICN)

November 30, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 75.0%

U.S. Treasury Bill - 75.0%
U.S. Treasury Bill 0.02%, 2/4/16* (Cost: $7,772,800)	$7,773,000	$7,771,212

REPURCHASE AGREEMENT - 26.3%

United States - 26.3%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/15, 0.13% due 12/1/15; Proceeds at maturity - $2,728,010 (fully collateralized by U.S. Treasury Bond Coupon Strips, 0.00% due 8/15/21 - 11/15/34; Market value - $2,782,560) (Cost: $2,728,000)	2,728,000	2,728,000

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $10,500,800)		10,499,212
Liabilities in Excess of Cash and Other Assets - (1.3)%		(137,048)

NET ASSETS - 100.0%		$10,362,164

*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

November 30, 2015

Investments	Principal Amount		Value
FOREIGN CORPORATE BOND - 4.6%

Taiwan - 4.6%
Export-Import Bank of Korea 0.70%, 7/1/16, Reg S (Cost: $1,765,929)	52,300,000	TWD	$1,596,382

FOREIGN GOVERNMENT AGENCIES - 13.1%

Australia - 13.1%
Queensland Treasury Corp.
6.00%, 7/21/22, Series 22, Reg S	1,412,000	AUD	1,209,758
South Australian Government Financing Authority
5.00%, 5/20/21, Series 21	2,000,000	AUD	1,610,633
Western Australian Treasury Corp.
7.00%, 10/15/19, Series 19	2,028,000	AUD	1,712,354

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $5,286,882)			4,532,745

FOREIGN GOVERNMENT OBLIGATIONS - 61.4%

China - 4.8%
China Government Bond
2.48%, 12/1/20	3,500,000	CNY	523,714
2.36%, 8/18/21, Reg S	2,500,000	CNY	368,315
3.10%, 6/29/22	2,500,000	CNY	381,805
3.48%, 6/29/27, Reg S	2,500,000	CNY	387,200

Total China			1,661,034

Hong Kong - 6.7%
Hong Kong Government Bond
1.51%, 2/24/27	2,500,000	HKD	319,039
Hong Kong Government Bond Programme
2.46%, 8/4/21	10,750,000	HKD	1,480,634
1.10%, 1/17/23	4,000,000	HKD	508,410

Total Hong Kong			2,308,083

Indonesia - 4.3%
Indonesia Treasury Bond
12.80%, 6/15/21, Series FR34	7,718,000,000	IDR	658,414
7.00%, 5/15/22, Series FR61	12,673,000,000	IDR	842,167

Total Indonesia			1,500,581

Malaysia - 6.6%
Malaysia Government Bond
4.01%, 9/15/17, Series 0210	2,248,000	MYR	537,538
3.26%, 3/1/18, Series 0213	2,886,000	MYR	677,909
4.38%, 11/29/19, Series 0902	4,405,000	MYR	1,060,897

Total Malaysia			2,276,344

New Zealand - 2.5%
New Zealand Government Bond
5.00%, 3/15/19, Series 319, Reg S	1,219,000	NZD	861,552

Philippines - 6.0%
Philippine Government Bond
5.00%, 8/18/18, Series 7-51	17,850,000	PHP	391,383
Philippine Government International Bond
4.95%, 1/15/21	27,000,000	PHP	598,708
3.90%, 11/26/22	35,000,000	PHP	735,598
6.25%, 1/14/36	15,000,000	PHP	354,548

Total Philippines			2,080,237

Singapore - 13.4%
Singapore Government Bond
2.50%, 6/1/19	1,905,000	SGD	1,390,605
2.25%, 6/1/21	2,060,000	SGD	1,470,123
3.00%, 9/1/24	1,960,000	SGD	1,452,316
2.88%, 7/1/29	463,000	SGD	335,021

Total Singapore			4,648,065

South Korea - 12.8%
Korea Treasury Bond
5.75%, 9/10/18, Series 1809	2,493,010,000	KRW	2,382,048
3.50%, 3/10/24, Series 2403	2,172,390,000	KRW	2,061,299

Total South Korea			4,443,347

Thailand - 4.3%
Thailand Government Bond
3.25%, 6/16/17	33,114,000	THB	948,754
2.80%, 10/10/17	19,610,000	THB	559,224

Total Thailand			1,507,978

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $24,915,707)			21,287,221

SUPRANATIONAL BONDS - 12.9%
Asian Development Bank
2.85%, 10/21/20	4,000,000	CNY	599,171
European Investment Bank
7.20%, 7/9/19, Reg S	11,860,000,000	IDR	791,646
International Finance Corp.
8.25%, 6/10/21	98,830,000	INR	1,574,044
Nordic Investment Bank
3.50%, 1/30/18(a)	2,235,000	NZD	1,489,087

TOTAL SUPRANATIONAL BONDS (Cost: $5,118,820)			4,453,948

REPURCHASE AGREEMENT - 4.3%

United States - 4.3%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/15, 0.13% due 12/1/15; Proceeds at maturity - $1,500,005 (fully collateralized by U.S. Treasury Bond Coupon Strips, 0.00% due 11/15/34; Market value - $1,530,000) (Cost: $1,500,000)	$1,500,000		1,500,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

November 30, 2015

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%

United States - 2.0%
State Street Navigator Securities Lending Prime Portfolio, 0.25%(b) (Cost: $686,600)(c)	686,600	$686,600

TOTAL INVESTMENTS IN SECURITIES - 98.3% (Cost: $39,273,938)		34,056,896
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.7%		590,765

NET ASSETS - 100.0%		$34,647,661

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
CNY	-	Chinese yuan
HKD	-	Hong Kong dollar
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KRW	-	South Korean won
MYR	-	Malaysian ringgit
NZD	-	New Zealand dollar
PHP	-	Philippine peso
SGD	-	Singapore dollar
THB	-	Thai baht
TWD	-	New Taiwan dollar

(a)	Security, or portion thereof, was on loan at November 30, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of November 30, 2015.
(c)	At November 30, 2015, the total market value of the Fund’s securities on loan was $666,258 and the total market value of the collateral held by the Fund was $686,600.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

November 30, 2015

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES - 39.2%

Australia - 39.2%
Australian Capital Territory
5.50%, 6/7/18	610,000	AUD	$476,220
4.25%, 4/11/22	3,750,000	AUD	2,934,695
KFW
6.25%, 12/4/19	3,807,000	AUD	3,121,961
2.75%, 4/16/20, Reg S	1,000,000	AUD	721,311
6.25%, 5/19/21	800,000	AUD	674,949
5.50%, 2/9/22	1,755,000	AUD	1,441,807
4.00%, 2/27/25, Reg S	2,000,000	AUD	1,519,716
Landwirtschaftliche Rentenbank
5.50%, 3/29/22	2,800,000	AUD	2,297,438
4.25%, 1/24/23, Series 15	1,400,000	AUD	1,075,155
4.75%, 4/8/24	1,540,000	AUD	1,220,665
New South Wales Treasury Corp.
6.00%, 2/1/18, Series 18	600	AUD	470
6.00%, 5/1/20, Series 520	3,340,000	AUD	2,783,145
4.00%, 4/8/21	4,945,000	AUD	3,837,170
5.00%, 8/20/24, Series 24	3,460,000	AUD	2,889,270
Northern Territory Treasury Corp.
4.75%, 9/20/18	300,000	AUD	231,194
4.25%, 9/20/21	4,500,000	AUD	3,501,215
Queensland Treasury Corp.
6.25%, 2/21/20, Series 20, Reg S	5,000,000	AUD	4,152,885
5.50%, 6/21/21, Series 21, Reg S	3,120,000	AUD	2,575,376
5.75%, 7/22/24, Series 24, Reg S	5,490,000	AUD	4,726,019
4.75%, 7/21/25, Series 25, Reg S(a)	3,525,000	AUD	2,845,727
South Australian Government Financing Authority
5.75%, 9/20/17, Series 17	1,240,000	AUD	953,808
5.00%, 5/20/21, Series 21	3,480,000	AUD	2,802,502
4.25%, 11/20/23, Series 23	5,350,000	AUD	4,169,979
Tasmanian Public Finance
5.00%, 9/20/17, Series 17, Reg S	4,000,000	AUD	3,037,766
Treasury Corp. of Victoria
6.00%, 6/15/20, Series 0620	3,505,000	AUD	2,925,593
6.00%, 10/17/22, Series 1022	5,080,000	AUD	4,416,314
5.50%, 12/17/24, Series 1224	1,725,000	AUD	1,491,662
Western Australian Treasury Corp.
7.00%, 10/15/19, Series 19	750,000	AUD	633,267
2.50%, 7/22/20, Reg S	6,650,000	AUD	4,776,200
7.00%, 7/15/21, Series 21	5,500,000	AUD	4,847,778
6.00%, 10/16/23, Series 23	5,237,800	AUD	4,535,721

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $81,214,912)			77,616,978

FOREIGN GOVERNMENT OBLIGATIONS - 32.7%

Australia - 21.0%
Australia Government Bond
4.25%, 7/21/17, Series 135, Reg S	5,880,000	AUD	4,413,315
5.50%, 1/21/18, Series 132, Reg S	7,568,000	AUD	5,876,256
3.25%, 10/21/18, Series 141, Reg S	4,050,000	AUD	3,028,814
5.25%, 3/15/19, Series 122, Reg S	2,296,000	AUD	1,828,908
2.75%, 10/21/19, Series 143, Reg S	9,085,000	AUD	6,724,755
4.50%, 4/15/20, Series 126, Reg S	2,450,000	AUD	1,944,306
1.75%, 11/21/20, Series 146, Reg S	6,765,000	AUD	4,776,184
5.75%, 5/15/21, Series 124, Reg S	2,770,000	AUD	2,352,767
5.75%, 7/15/22, Series 128, Reg S	1,845,000	AUD	1,596,593
5.50%, 4/21/23, Series 133, Reg S	2,795,000	AUD	2,410,618
3.25%, 4/21/25, Series 139, Reg S	1,550,000	AUD	1,159,129
4.75%, 4/21/27, Series 136, Reg S	2,645,000	AUD	2,239,454
4.50%, 4/21/33, Series 140, Reg S	3,900,000	AUD	3,277,901

Total Australia			41,629,000

New Zealand - 11.7%
New Zealand Government Bond
6.00%, 12/15/17, Series 1217, Reg S	6,994,000	NZD	4,919,317
5.00%, 3/15/19, Series 319, Reg S	5,380,000	NZD	3,802,418
3.00%, 4/15/20, Series 420, Reg S(b)	4,335,000	NZD	2,875,133
6.00%, 5/15/21, Series 521, Reg S	6,600,000	NZD	5,009,924
5.50%, 4/15/23, Series 423, Reg S	4,575,000	NZD	3,468,525
4.50%, 4/15/27, Series 427, Reg S	3,130,000	NZD	2,246,397
3.50%, 4/14/33, Reg S	1,265,000	NZD	792,275

Total New Zealand			23,113,989

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $68,123,823)			64,742,989

SUPRANATIONAL BONDS - 27.0%
African Development Bank
5.25%, 3/23/22, Series GDIF	1,889,000	AUD	1,528,682
4.75%, 3/6/24, Series GDIF	650,000	AUD	515,746
Asian Development Bank
6.00%, 2/22/18	340,000	AUD	264,944
5.00%, 3/9/22	3,050,000	AUD	2,453,235
3.75%, 3/12/25	4,750,000	AUD	3,552,112
Council of Europe Development Bank
6.00%, 10/8/20	2,945,000	AUD	2,416,810
EUROFIMA
6.25%, 12/28/18, Reg S	4,000,000	AUD	3,197,738
5.50%, 6/30/20	3,060,000	AUD	2,447,156
European Bank for Reconstruction & Development
0.50%, 9/1/23	5,840,000	AUD	3,359,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

November 30, 2015

Investments	Principal Amount		Value
European Investment Bank
6.13%, 1/23/17	392,000	AUD	$295,710
6.50%, 8/7/19	795,000	AUD	651,702
2.50%, 4/30/20	2,000,000	AUD	1,426,666
3.24%, 3/10/21(c)	3,362,000	AUD	2,059,025
Inter-American Development Bank
6.50%, 8/20/19	1,692,000	AUD	1,391,258
3.25%, 2/7/20	4,785,000	AUD	3,533,035
4.75%, 8/27/24	3,580,000	AUD	2,871,270
2.75%, 10/30/25	2,000,000	AUD	1,367,469
International Bank for Reconstruction & Development
5.75%, 10/21/19, Series GDIF	4,045,000	AUD	3,263,468
2.50%, 3/12/20	3,700,000	AUD	2,653,700
International Finance Corp.
5.75%, 7/28/20	3,766,000	AUD	3,077,483
4.00%, 4/3/25, Reg S	3,100,000	AUD	2,365,435
Landwirtschaftliche Rentenbank
5.50%, 3/9/20	3,980,000	AUD	3,188,122
2.70%, 9/5/22, Reg S	2,500,000	AUD	1,744,994
Nordic Investment Bank
4.75%, 2/28/24	4,755,000	AUD	3,796,146

TOTAL SUPRANATIONAL BONDS (Cost: $55,163,736)			53,421,233

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.25%(d) (Cost: $488,592)(e)	488,592		488,592

TOTAL INVESTMENTS IN SECURITIES - 99.2% (Cost: $204,991,063)			196,269,792
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.8%			1,600,000

NET ASSETS - 100.0%			$197,869,792

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
NZD	-	New Zealand dollar

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at November 30, 2015 (See Note 2).
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2015.
(d)	Rate shown represents annualized 7-day yield as of November 30, 2015.
(e)	At November 30, 2015, the total market value of the Fund’s securities on loan was $477,531 and the total market value of the collateral held by the Fund was $488,592.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

November 30, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 25.0%

Federal Home Loan Mortgage Corporation - 9.8%
6.25%, 7/15/32	$20,000	$28,103
5.00%, 6/1/37	7,862	8,629
5.50%, 2/1/40	28,208	31,558
4.00%, 11/1/40	46,646	49,558
5.50%, 6/1/41	12,971	14,502
5.00%, 7/1/41	24,874	27,266
4.50%, 5/1/44	45,475	49,128
3.50%, 10/1/44	73,277	75,836
4.00%, 3/1/45	46,043	48,849
3.00%, 4/1/45	48,667	48,872
3.00%, 7/1/45	49,355	49,565
3.50%, 12/1/45(a)	50,000	51,691

Total Federal Home Loan Mortgage Corporation		483,557

Federal National Mortgage Association - 15.2%
5.63%, 7/15/37	20,000	26,910
5.00%, 5/1/38	40,977	45,197
5.50%, 11/1/38	8,619	9,658
5.50%, 4/1/40	43,914	49,405
3.00%, 7/1/43	50,630	50,998
4.50%, 9/1/43	86,221	93,352
4.00%, 5/1/44	46,538	49,412
4.00%, 7/1/44	50,044	53,135
4.00%, 11/1/44	41,857	44,442
3.00%, 1/1/45	23,352	23,477
3.50%, 7/1/45	98,235	101,852
3.00%, 12/1/45(a)	50,000	50,225
3.50%, 12/1/45(a)	125,000	129,473
4.00%, 12/1/45(a)	25,000	26,524

Total Federal National Mortgage Association		754,060

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $1,239,081)		1,237,617

U.S. GOVERNMENT OBLIGATIONS - 16.6%

U.S. Treasury Bonds - 2.0%
U.S. Treasury Bond
5.38%, 2/15/31	35,000	47,693
4.50%, 2/15/36	40,000	51,521

Total U.S. Treasury Bonds		99,214

U.S. Treasury Notes - 14.6%
U.S. Treasury Note
0.88%, 6/15/17	100,000	100,062
2.50%, 6/30/17	88,000	90,310
0.50%, 7/31/17	114,000	113,339
0.63%, 8/31/17	125,000	124,426
1.38%, 5/31/20	15,000	14,839
1.50%, 5/31/20	15,000	14,933
1.63%, 6/30/20	20,000	20,000
1.88%, 6/30/20	15,000	15,167
2.00%, 7/31/20	15,000	15,241
2.13%, 8/31/20	40,000	40,848
2.00%, 9/30/20	15,000	15,239
1.75%, 10/31/20	15,000	15,045
2.00%, 11/30/20	15,000	15,214
2.38%, 12/31/20	15,000	15,487
2.13%, 1/31/21	15,000	15,288
2.00%, 2/28/21	15,000	15,189
2.50%, 8/15/23	79,000	81,512

Total U.S. Treasury Notes		722,139

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $824,727)		821,353

CORPORATE BONDS - 40.1%

United States - 40.1%
21st Century Fox America, Inc.
4.75%, 9/15/44	39,000	38,866
Abbott Laboratories
2.55%, 3/15/22	25,000	24,929
AbbVie, Inc.
4.50%, 5/14/35	25,000	24,367
Amazon.com, Inc.
3.30%, 12/5/21	25,000	25,892
4.80%, 12/5/34	25,000	26,359
American International Group, Inc.
2.30%, 7/16/19	25,000	25,022
3.88%, 1/15/35	25,000	22,674
Amgen, Inc.
2.13%, 5/1/20	25,000	24,690
3.13%, 5/1/25	25,000	23,895
AT&T, Inc.
3.40%, 5/15/25	25,000	24,310
4.75%, 5/15/46	25,000	23,510
Bank of America Corp.
5.70%, 1/24/22	50,000	57,216
Baxalta, Inc.
2.88%, 6/23/20(b)	35,000	34,773
Becton Dickinson and Co.
2.68%, 12/15/19	25,000	25,334
Berkshire Hathaway Energy Co.
4.50%, 2/1/45	25,000	24,740
Burlington Northern Santa Fe LLC
4.15%, 4/1/45	25,000	23,030
Capital One Financial Corp.
3.20%, 2/5/25	25,000	24,165
Cimarex Energy Co.
5.88%, 5/1/22	28,000	29,483
Citigroup, Inc.
3.30%, 4/27/25	25,000	24,668
Copano Energy LLC
7.13%, 4/1/21	23,000	23,641
Corning, Inc.
5.75%, 8/15/40	15,000	16,150
CVS Health Corp.
4.75%, 5/18/20	25,000	27,523
Devon Energy Corp.
3.25%, 5/15/22	25,000	23,883
Dow Chemical Co. (The)
4.25%, 11/15/20	16,000	17,089
DTE Energy Co.
3.30%, 6/15/22(b)	25,000	25,255
Duke Energy Indiana, Inc.
3.75%, 7/15/20	25,000	26,546
Enable Midstream Partners L.P.
2.40%, 5/15/19(b)	46,000	42,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

November 30, 2015

Investments	Principal Amount	Value
Energy Transfer Partners L.P.
6.13%, 12/15/45	$15,000	$12,907
Enterprise Products Operating LLC
4.90%, 5/15/46	38,000	34,038
Federal Realty Investment Trust
4.50%, 12/1/44	25,000	25,179
Franklin Resources, Inc.
2.85%, 3/30/25	25,000	23,920
Freeport-McMoRan, Inc.
5.45%, 3/15/43	15,000	9,488
General Electric Capital Corp.
4.38%, 9/16/20	50,000	54,782
General Electric Co.
2.70%, 10/9/22	25,000	25,099
General Motors Financial Co., Inc.
4.30%, 7/13/25	45,000	44,267
Goldman Sachs Group, Inc. (The)
4.80%, 7/8/44	41,000	41,539
JM Smucker Co. (The)
3.00%, 3/15/22	32,000	32,063
JPMorgan Chase & Co.
4.85%, 2/1/44	35,000	37,682
Keysight Technologies, Inc.
3.30%, 10/30/19	38,000	37,487
Kinder Morgan, Inc.
6.50%, 9/15/20	25,000	25,892
4.30%, 6/1/25	25,000	21,163
Kraft Heinz Foods Co.
2.80%, 7/2/20(b)	25,000	25,099
McGraw Hill Financial, Inc.
4.00%, 6/15/25(b)	44,000	43,995
Medtronic, Inc.
3.50%, 3/15/25	47,000	47,638
Merck & Co., Inc.
2.35%, 2/10/22	25,000	24,637
Morgan Stanley
3.95%, 4/23/27	25,000	24,490
National Rural Utilities Cooperative Finance Corp.
2.85%, 1/27/25	25,000	24,317
Newmont Mining Corp.
3.50%, 3/15/22	35,000	31,508
Oncor Electric Delivery Co LLC
2.95%, 4/1/25	44,000	41,637
Oracle Corp.
2.50%, 5/15/22	25,000	24,807
PepsiCo, Inc.
2.75%, 4/30/25	25,000	24,418
Phillips 66
4.88%, 11/15/44	25,000	24,695
Prudential Financial, Inc.
3.50%, 5/15/24	40,000	40,411
Republic Services, Inc.
3.20%, 3/15/25	25,000	24,304
Reynolds American, Inc.
4.45%, 6/12/25	20,000	21,037
Simon Property Group L.P.
3.50%, 9/1/25	25,000	25,345
Textron, Inc.
3.65%, 3/1/21	25,000	25,316
Time Warner Cable, Inc.
5.00%, 2/1/20	20,000	21,292
Time Warner, Inc.
4.85%, 7/15/45	41,000	40,088
Tucson Electric Power Co.
3.05%, 3/15/25	26,000	24,816
Union Pacific Corp.
3.25%, 8/15/25	25,000	25,426
United Technologies Corp.
3.10%, 6/1/22	25,000	25,568
UnitedHealth Group, Inc.
4.63%, 7/15/35	25,000	26,431
Verizon Communications, Inc.
4.52%, 9/15/48	68,000	62,019
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21	25,000	24,946
Walt Disney Co. (The)
2.35%, 12/1/22	25,000	24,801
Weatherford International Ltd.
6.50%, 8/1/36	25,000	16,000
Wells Fargo & Co.
4.10%, 6/3/26	25,000	25,438
Xerox Corp.
3.50%, 8/20/20	20,000	19,651
Zimmer Biomet Holdings, Inc.
4.25%, 8/15/35	25,000	23,737

TOTAL CORPORATE BONDS (Cost: $2,011,377)		1,989,668

FOREIGN CORPORATE BONDS - 5.4%

Canada - 0.5%
Canadian National Railway Co.
2.85%, 12/15/21	25,000	25,041

France - 0.5%
BNP Paribas S.A.
5.00%, 1/15/21	25,000	27,820

Ireland - 0.5%
XLIT Ltd.
5.50%, 3/31/45	25,000	23,680

Mexico - 0.5%
Petroleos Mexicanos
4.50%, 1/23/26(b)	25,000	23,633

Peru - 0.9%
Southern Copper Corp.
3.88%, 4/23/25	25,000	22,740
5.88%, 4/23/45	25,000	20,006

Total Peru		42,746

Switzerland - 0.9%
Credit Suisse
5.40%, 1/14/20	40,000	44,326

United Kingdom - 1.6%
HSBC Holdings PLC
4.00%, 3/30/22	50,000	52,782

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

November 30, 2015

Investments	Principal Amount	Value
Rio Tinto Finance USA Ltd.
3.50%, 11/2/20	$25,000	$25,902

Total United Kingdom		78,684

TOTAL FOREIGN CORPORATE BONDS (Cost: $272,147)		265,930

FOREIGN GOVERNMENT AGENCIES - 1.1%

Canada - 1.1%
Hydro-Quebec 9.50%, 11/15/30, Series HQ (Cost: $57,407)	33,000	54,274

FOREIGN GOVERNMENT OBLIGATIONS - 2.9%

Mexico - 1.0%
Mexico Government International Bond
4.00%, 10/2/23	26,000	26,585
4.75%, 3/8/44	26,000	24,505

Total Mexico		51,090

Philippines - 0.9%
Philippine Government International Bond
9.50%, 2/2/30	27,000	42,952

Poland - 0.4%
Poland Government International Bond
5.13%, 4/21/21	20,000	22,412

Turkey - 0.6%
Turkey Government International Bond
7.38%, 2/5/25	25,000	29,538

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $148,400)		145,992

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1%

United States - 7.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
1.87%, 11/25/19, Series K712, Class A2	25,000	25,179
2.87%, 12/25/21, Series K017, Class A2	50,000	51,858
2.51%, 11/25/22, Series K026, Class A2	50,000	50,292
2.67%, 12/25/24, Series K042, Class A2	50,000	49,714
Federal National Mortgage Association Alternative Credit Enhancement Securities
2.17%, 9/25/19, Series 2014-M10, Class ASQ2(c)	25,000	25,360
2.30%, 9/25/22, Series 2012-M14, Class A2(c)	50,000	50,295
2.30%, 10/25/24, Series 2015-M3, Class A1	47,620	48,148
JP Morgan Chase Commercial Mortgage Securities Trust
5.79%, 2/12/51, Series 2007-CB20, Class A4(c)	22,091	23,230
WFRBS Commercial Mortgage Trust
4.10%, 3/15/47, Series 2014-C19, Class A5	25,000	26,891

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $349,885)		350,967

MUNICIPAL BOND - 0.6%

United States - 0.6%
Metropolitan Government of Nashville & Davidson County 5.71%, 7/1/34 (Cost: $29,976)	25,000	29,552

TOTAL INVESTMENTS IN SECURITIES - 98.8% (Cost: $4,933,000)		4,895,353
Cash and Other Assets in Excess of Liabilities - 1.2%		59,137

NET ASSETS - 100.0%		$4,954,490

(a)	To-be-announced (“TBA”) security (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of November 30, 2015 on securities with variable or step rates.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

November 30, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 29.7%

Federal Home Loan Mortgage Corporation - 7.0%
2.38%, 1/13/22	$414,000	$421,493
3.50%, 12/1/33	141,778	148,902
4.00%, 6/1/34	43,350	46,488
4.00%, 12/1/43	67,411	71,528
4.00%, 12/1/45(a)	240,000	254,141
4.50%, 12/1/45(a)	285,000	307,609

Total Federal Home Loan Mortgage Corporation		1,250,161

Federal National Mortgage Association - 15.9%
0.88%, 5/21/18	312,000	309,660
4.00%, 7/1/19	52,053	54,327
4.00%, 7/1/26	29,682	31,462
3.50%, 12/1/26	33,648	35,437
2.50%, 8/1/28	38,726	39,453
3.00%, 11/1/28	38,427	39,851
3.00%, 7/1/29	81,445	84,471
2.50%, 12/1/30(a)	90,000	91,174
3.00%, 12/1/30(a)	70,000	72,471
3.50%, 12/1/30(a)	195,000	204,952
3.50%, 8/1/34	137,489	144,158
4.00%, 8/1/34	83,683	89,790
3.50%, 2/1/35	100,562	105,465
4.50%, 10/1/41	72,892	79,004
3.50%, 6/1/42	79,134	82,165
3.00%, 8/1/43	88,497	89,138
4.00%, 11/1/43	62,980	66,869
3.00%, 12/1/45(a)	245,000	246,101
3.50%, 12/1/45(a)	155,000	160,546
4.00%, 12/1/45(a)	200,000	212,195
4.50%, 12/1/45(a)	230,000	248,652
5.00%, 12/1/45(a)	305,000	336,434

Total Federal National Mortgage Association		2,823,775

Government National Mortgage Association - 6.8%
5.00%, 2/20/43	115,852	127,854
5.00%, 12/20/43	200,337	222,480
3.50%, 8/20/44	227,727	238,535
5.00%, 8/20/44	122,107	133,028
3.50%, 12/1/45(a)	150,000	156,671
4.00%, 12/1/45(a)	310,000	329,296

Total Government National Mortgage Association		1,207,864

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $5,251,781)		5,281,800

U.S. GOVERNMENT OBLIGATIONS - 31.5%

U.S. Treasury Bonds - 9.8%
U.S. Treasury Bond
6.88%, 8/15/25	200,000	282,484
4.50%, 2/15/36	447,000	575,748
4.38%, 5/15/40	356,300	449,481
3.63%, 8/15/43	374,800	423,407

Total U.S. Treasury Bonds		1,731,120

U.S. Treasury Notes - 21.7%
U.S. Treasury Note
0.63%, 6/30/17	3,770,000	3,757,039
1.38%, 10/31/20	100,000	98,652

Total U.S. Treasury Notes		3,855,691

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $5,550,919)		5,586,811

CORPORATE BONDS - 22.6%

United States - 22.6%
21st Century Fox America, Inc.
6.65%, 11/15/37	31,000	36,717
American International Group, Inc.
4.88%, 6/1/22	69,000	75,365
Amgen, Inc.
5.15%, 11/15/41	52,000	52,867
Anthem, Inc.
4.65%, 1/15/43	52,000	50,710
AT&T, Inc.
4.35%, 6/15/45	64,000	56,078
Bank of America Corp.
2.60%, 1/15/19	191,000	193,230
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	61,500	66,974
Citigroup, Inc.
2.65%, 10/26/20	40,000	39,919
Comcast Corp.
6.45%, 3/15/37	54,000	68,275
DIRECTV Holdings LLC
3.80%, 3/15/22	100,000	102,382
Dow Chemical Co. (The)
4.25%, 11/15/20	139,000	148,463
Duke Energy Florida LLC
6.40%, 6/15/38	43,500	56,399
Enterprise Products Operating LLC
3.35%, 3/15/23	213,000	203,797
Ford Motor Co.
4.75%, 1/15/43	67,000	64,409
Freeport-McMoRan, Inc.
3.88%, 3/15/23	19,000	12,873
General Electric Capital Corp.
5.50%, 1/8/20	103,000	116,820
General Motors Financial Co., Inc.
4.30%, 7/13/25	80,000	78,697
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	120,000	139,764
Hartford Financial Services Group, Inc. (The)
5.13%, 4/15/22	84,000	93,045
International Paper Co.
3.80%, 1/15/26	61,000	60,622
JPMorgan Chase & Co.
3.20%, 1/25/23	172,000	172,829
Kinder Morgan Energy Partners LP
5.50%, 3/1/44	51,000	38,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

November 30, 2015

Investments	Principal Amount	Value
Morgan Stanley
2.13%, 4/25/18	$146,000	$147,048
Norfolk Southern Corp.
3.00%, 4/1/22	50,000	49,579
Oncor Electric Delivery Co. LLC
7.00%, 9/1/22	93,000	112,451
Oracle Corp.
6.50%, 4/15/38	105,000	133,002
PepsiCo, Inc.
4.50%, 1/15/20	179,000	196,132
Pfizer, Inc.
7.20%, 3/15/39	44,000	60,257
Philip Morris International, Inc.
4.88%, 11/15/43	117,000	125,343
Plains All American Pipeline LP
3.65%, 6/1/22	209,500	192,650
Public Service Electric & Gas Co.
2.38%, 5/15/23	82,000	79,652
Simon Property Group L.P.
3.38%, 10/1/24	72,000	72,638
Southern California Edison Co.
4.65%, 10/1/43	70,000	75,629
Time Warner Cable, Inc.
6.75%, 6/15/39	39,500	40,888
Time Warner, Inc.
7.63%, 4/15/31	30,000	37,836
United Technologies Corp.
6.13%, 2/1/19	120,500	135,276
4.50%, 6/1/42	49,000	49,843
Verizon Communications, Inc.
6.55%, 9/15/43	84,000	101,645
Wal-Mart Stores, Inc.
6.20%, 4/15/38	115,000	145,993
Wells Fargo & Co.
4.13%, 8/15/23	163,000	170,113
Xerox Corp.
6.35%, 5/15/18	147,000	157,450

TOTAL CORPORATE BONDS (Cost: $4,051,076)		4,012,633

FOREIGN CORPORATE BONDS - 2.7%

Belgium - 1.0%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	162,000	179,936

Canada - 0.6%
Nexen Energy ULC
6.40%, 5/15/37	83,000	97,691

Mexico - 0.3%
Petroleos Mexicanos
6.00%, 3/5/20	56,000	60,464

United Kingdom - 0.8%
HSBC Holdings PLC
5.10%, 4/5/21	128,000	143,421

TOTAL FOREIGN CORPORATE BONDS (Cost: $485,708)		481,512

FOREIGN GOVERNMENT AGENCIES - 0.8%

Germany - 0.8%
KFW 2.50%, 11/20/24 (Cost: $146,542)	146,000	148,067

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%

Brazil - 0.2%
Brazilian Government International Bond
10.13%, 5/15/27	24,000	31,320

Italy - 0.5%
Italy Government International Bond
5.38%, 6/15/33	76,000	87,356

Mexico - 0.6%
Mexico Government International Bond
4.00%, 10/2/23	107,000	109,408

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $234,316)		228,084

SUPRANATIONAL BOND - 1.5%
European Investment Bank 4.00%, 2/16/21 (Cost: $268,928)	247,000	272,539

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%

United States - 4.6%
Citigroup Commercial Mortgage Trust
1.99%, 4/10/46, Series 2013-GC11, Class A2	10,000	10,032
COMM Mortgage Trust
1.34%, 7/10/45, Series 2013-CR9, Class A1	12,269	12,244
3.60%, 5/10/47, Series 2014-CR17, Class ASB	135,000	141,426
3.08%, 2/10/48, Series 2015-DC1, Class A4	100,000	99,240
JPMBB Commercial Mortgage Securities Trust
3.05%, 4/15/47, Series 2014-C19, Class A2	120,000	123,596
JPMorgan Chase Commercial Mortgage Securities Trust
2.67%, 1/15/46, Series 2013-C13, Class A2	30,000	30,569
Morgan Stanley Bank of America Merrill Lynch Trust
3.53%, 12/15/47, Series 2014-C19, Class A4	25,000	25,649
3.07%, 2/15/48, Series 2015-C20, Class ASB	110,000	111,631
3.13%, 12/15/48, Series 2013-C8, Class A4	130,000	131,840
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	120,000	128,517

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

November 30, 2015

Investments	Principal Amount	Value
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $813,622)		$814,744

MUNICIPAL BOND - 1.1%

United States - 1.1%
State of California 7.55%, 4/1/39 (Cost: $189,967)	$130,000	193,098

TOTAL INVESTMENTS IN SECURITIES - 95.8% (Cost: $16,992,859)		17,019,288
Cash and Other Assets in Excess of Liabilities - 4.2%		744,747

NET ASSETS - 100.0%		$17,764,035

(a)	To-be-announced (“TBA”) security (See Note 2).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

November 30, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 31.3%

Federal Home Loan Mortgage Corporation - 7.5%
2.38%, 1/13/22	$811,000	$825,679
4.00%, 5/1/34	257,428	276,064
4.00%, 12/1/43	67,411	71,528
4.00%, 12/1/45(a)	420,000	444,747
4.50%, 12/1/45(a)	500,000	539,664

Total Federal Home Loan Mortgage Corporation		2,157,682

Federal National Mortgage Association - 16.9%
0.88%, 5/21/18	658,000	653,064
4.00%, 8/1/18	30,853	32,201
4.00%, 7/1/19	100,012	104,381
5.50%, 10/1/25	125,866	140,584
4.00%, 7/1/26	29,682	31,462
3.50%, 12/1/26	33,648	35,437
2.50%, 8/1/28	38,726	39,454
3.00%, 11/1/28	38,427	39,851
3.00%, 7/1/29	162,889	168,942
2.50%, 12/1/30(a)	175,000	177,283
3.00%, 12/1/30(a)	125,000	129,412
3.50%, 12/1/30(a)	325,000	341,586
4.00%, 4/1/32	129,515	138,935
4.00%, 8/1/34	187,915	201,629
4.50%, 9/1/39	64,594	69,928
3.50%, 6/1/42	79,134	82,165
3.00%, 8/1/43	88,497	89,138
4.00%, 11/1/43	62,980	66,869
3.00%, 12/1/45(a)	500,000	502,246
3.50%, 12/1/45(a)	320,000	331,450
4.00%, 12/1/45(a)	350,000	371,342
4.50%, 12/1/45(a)	400,000	432,438
5.00%, 12/1/45(a)	650,000	716,991

Total Federal National Mortgage Association		4,896,788

Government National Mortgage Association - 6.9%
5.00%, 2/20/43	115,852	127,854
5.00%, 4/20/44	309,593	335,562
3.50%, 7/20/44	370,809	388,407
4.00%, 7/20/44	189,540	202,033
5.00%, 7/20/44	62,684	68,290
3.50%, 8/20/44	455,454	477,069
5.00%, 8/20/44	57,809	62,979
4.00%, 12/1/45(a)	300,000	318,674

Total Government National Mortgage Association		1,980,868

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $8,993,362)		9,035,338

U.S. GOVERNMENT OBLIGATIONS - 31.4%

U.S. Treasury Bonds - 6.4%
U.S. Treasury Bond
4.50%, 2/15/36	206,000	265,334
4.38%, 5/15/40	301,500	380,349
2.88%, 5/15/43	458,000	447,740
3.63%, 8/15/43	658,500	743,899

Total U.S. Treasury Bonds		1,837,322

U.S. Treasury Note - 25.0%
U.S. Treasury Note
0.63%, 6/30/17	7,252,000	7,227,068

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $9,021,021)		9,064,390

CORPORATE BONDS - 23.2%

United States - 23.2%
21st Century Fox America, Inc.
6.65%, 11/15/37	76,000	90,017
American International Group, Inc.
4.88%, 6/1/22	98,000	107,040
Amgen, Inc.
5.15%, 11/15/41	119,000	120,985
Anthem, Inc.
4.65%, 1/15/43	87,000	84,842
AT&T, Inc.
4.35%, 6/15/45	85,000	74,479
Bank of America Corp.
2.60%, 1/15/19	284,000	287,315
Boeing Co. (The)
2.50%, 3/1/25	100,000	96,663
Burlington Northern Santa Fe LLC
4.70%, 10/1/19	103,500	112,712
Capital One Financial Corp.
6.15%, 9/1/16	122,000	126,498
Citigroup, Inc.
8.13%, 7/15/39	57,000	83,622
Comcast Corp.
6.45%, 3/15/37	87,000	109,998
DIRECTV Holdings LLC
3.80%, 3/15/22	85,000	87,025
Dow Chemical Co. (The)
4.25%, 11/15/20	187,000	199,730
Duke Energy Florida LLC
6.40%, 6/15/38	65,500	84,923
Enterprise Products Operating LLC
3.35%, 3/15/23	279,000	266,945
Ford Motor Co.
4.75%, 1/15/43	150,000	144,199
Freeport-McMoRan, Inc.
3.88%, 3/15/23	197,000	133,467
General Electric Capital Corp.
5.50%, 1/8/20	226,000	256,323
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	197,000	229,446
Hartford Financial Services Group, Inc. (The)
5.13%, 4/15/22	88,000	97,476
JPMorgan Chase & Co.
3.20%, 1/25/23	222,000	223,070
5.50%, 10/15/40	45,000	52,093
Kinder Morgan Energy Partners LP
5.50%, 3/1/44	147,000	112,334
Morgan Stanley
2.13%, 4/25/18	232,000	233,665
Norfolk Southern Corp.
3.00%, 4/1/22	128,000	126,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

November 30, 2015

Investments	Principal Amount	Value
Oncor Electric Delivery Co. LLC
7.00%, 9/1/22	$171,000	$206,764
Oracle Corp.
6.50%, 4/15/38	182,000	230,537
PepsiCo, Inc.
4.50%, 1/15/20	224,000	245,438
Pfizer, Inc.
7.20%, 3/15/39	143,000	195,837
Philip Morris International, Inc.
4.88%, 11/15/43	133,000	142,484
Plains All American Pipeline LP
3.65%, 6/1/22	256,500	235,870
Prudential Financial, Inc.
6.63%, 12/1/37, Series D	116,000	145,526
Public Service Electric & Gas Co.
2.38%, 5/15/23	187,000	181,644
Southern California Edison Co.
4.65%, 10/1/43	118,000	127,489
Time Warner Cable, Inc.
6.75%, 6/15/39	79,500	82,293
Time Warner, Inc.
7.63%, 4/15/31	48,000	60,538
United Technologies Corp.
6.13%, 2/1/19	175,500	197,021
4.50%, 6/1/42	50,000	50,860
Verizon Communications, Inc.
6.55%, 9/15/43	169,000	204,500
Wal-Mart Stores, Inc.
6.20%, 4/15/38	314,000	398,624
Wells Fargo & Co.
4.13%, 8/15/23	212,000	221,252
Xerox Corp.
6.35%, 5/15/18	213,000	228,142

TOTAL CORPORATE BONDS (Cost: $6,897,201)		6,696,608

FOREIGN CORPORATE BONDS - 2.9%

Belgium - 0.8%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	225,000	249,912

Canada - 0.2%
Nexen Energy ULC
6.40%, 5/15/37	52,000	61,204

Mexico - 0.6%
Petroleos Mexicanos
6.00%, 3/5/20	155,000	167,355

Netherlands - 0.5%
Shell International Finance B.V.
5.50%, 3/25/40	119,000	135,534

Spain - 0.3%
Telefonica Emisiones SAU
3.99%, 2/16/16	78,000	78,434

United Kingdom - 0.5%
HSBC Holdings PLC
5.10%, 4/5/21	137,000	153,505

TOTAL FOREIGN CORPORATE BONDS (Cost: $858,307)		845,944

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%

Brazil - 0.1%
Brazilian Government International Bond
10.13%, 5/15/27	32,000	41,760

Italy - 0.5%
Italy Government International Bond
5.38%, 6/15/33	128,000	147,126

Mexico - 0.6%
Mexico Government International Bond
4.00%, 10/2/23	169,000	172,803

Turkey - 0.2%
Turkey Government International Bond
7.38%, 2/5/25	43,000	50,806

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $430,659)		412,495

SUPRANATIONAL BOND - 2.2%
European Investment Bank 4.00%, 2/16/21 (Cost: $630,580)	574,000	633,351

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.5%

United States - 4.5%
CFCRE Commercial Mortgage Trust
3.83%, 12/15/47, Series 2011-C2, Class A4	95,175	101,442
Citigroup Commercial Mortgage Trust
1.99%, 4/10/46, Series 2013-GC11, Class A2	35,000	35,112
COMM Mortgage Trust
1.34%, 7/10/45, Series 2013-CR9, Class A1	18,404	18,366
3.60%, 5/10/47, Series 2014-CR17, Class ASB	55,000	57,618
2.87%, 2/10/48, Series 2015-DC1, Class A2	80,000	81,920
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	50,000	53,554
JPMorgan Chase Commercial Mortgage Securities Trust
2.67%, 1/15/46, Series 2013-C13, Class A2	75,000	76,423
5.42%, 1/15/49, Series 2007-LDPX, Class A3	101,962	104,964

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

November 30, 2015

Investments	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 5/15/46, Series 2013-C9, Class A4	$105,000	$106,058
UBS Commercial Mortgage Trust
3.00%, 5/10/45, Series 2012-C1, Class AAB	250,000	253,616
UBS-Barclays Commercial Mortgage Trust
3.09%, 8/10/49, Series 2012-C3, Class A4	100,000	101,631
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	107,098
2.90%, 3/15/47, Series 2014-C19, Class A2	200,000	205,020

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,304,842)		1,302,822

MUNICIPAL BOND - 0.9%

United States - 0.9%
State of California 7.55%, 4/1/39 (Cost: $265,447)	180,000	267,366

TOTAL INVESTMENTS IN SECURITIES - 97.8% (Cost: $28,401,419)		28,258,314

U.S. GOVERNMENT AGENCIES SOLD SHORT - (0.8)%

Government National Mortgage Association - (0.8)%
3.50%, 12/1/45(a) (Proceeds: $234,879)	(225,000)	(235,006)

Cash and Other Assets in Excess of Liabilities – 3.0%		884,486

NET ASSETS - 100.0%		$28,907,794

(a)	To-be-announced (“TBA”) security (See Note 2).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

November 30, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.9%

U.S. Treasury Notes - 99.9%
U.S. Treasury Floating Rate Note
0.30%, 1/31/17*	$371,000	$371,074
0.29%, 4/30/17*	371,000	370,842
0.29%, 7/31/17*	371,000	370,791
0.38%, 10/31/17*	135,000	135,017

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,247,955)		1,247,724
Cash and Other Assets in Excess of Liabilities - 0.1%		748

NET ASSETS - 100.0%		$1,248,472

*	Floating rate note. Coupon shown is in effect at November 30, 2015. Date represents the ultimate maturity date.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

November 30, 2015

Investments	Principal Amount	Value
CORPORATE BONDS - 89.6%

United States - 89.6%
ACCO Brands Corp.
6.75%, 4/30/20	$107,000	$112,350
Affinion Group, Inc.
7.88%, 12/15/18	5,000	3,675
AK Steel Corp.
8.75%, 12/1/18	86,000	73,530
Alcoa, Inc.
6.75%, 7/15/18	109,000	117,651
Alere, Inc.
7.25%, 7/1/18	61,000	63,297
Allegheny Technologies, Inc.
9.38%, 6/1/19	65,000	65,081
Ally Financial, Inc.
5.50%, 2/15/17	325,000	335,156
Alphabet Holding Co., Inc.
7.75%, 11/1/17	55,000	53,900
AmeriGas Partners L.P.
6.25%, 8/20/19	37,000	37,555
Anixter, Inc.
5.63%, 5/1/19	42,000	44,573
APX Group, Inc.
6.38%, 12/1/19	21,000	20,134
ARC Properties Operating Partnership L.P.
2.00%, 2/6/17	70,000	69,300
Associated Materials LLC
9.13%, 11/1/17	135,000	107,325
Atwood Oceanics, Inc.
6.50%, 2/1/20	60,000	45,600
Avaya, Inc.
7.00%, 4/1/19(a)	115,000	91,138
Avon Products, Inc.
6.35%, 3/15/20	39,000	28,961
Basic Energy Services, Inc.
7.75%, 2/15/19(b)	52,000	18,720
Beazer Homes USA, Inc.
5.75%, 6/15/19	21,000	19,950
Beverages & More, Inc.
10.00%, 11/15/18(a)	15,000	14,381
Boyd Gaming Corp.
9.00%, 7/1/20	60,000	64,500
Cablevision Systems Corp.
7.75%, 4/15/18	190,000	198,075
Caesars Entertainment Resort Properties LLC
8.00%, 10/1/20	21,000	20,475
CalAtlantic Group, Inc.
8.38%, 5/15/18	71,000	80,230
Casella Waste Systems, Inc.
7.75%, 2/15/19	154,000	155,540
CCO Holdings LLC
7.38%, 6/1/20	65,000	67,925
CenturyLink, Inc.
5.63%, 4/1/20, Series V	55,000	54,725
Chesapeake Energy Corp.
6.50%, 8/15/17	26,000	18,265
CIT Group, Inc.
5.00%, 5/15/17	262,000	270,515
Clayton Williams Energy, Inc.
7.75%, 4/1/19(b)	60,000	56,400
Clear Channel Worldwide Holdings, Inc.
7.63%, 3/15/20, Series B	47,000	45,766
Commercial Metals Co.
7.35%, 8/15/18	42,000	44,730
CommScope, Inc.
4.38%, 6/15/20(a)	42,000	42,420
Community Health Systems, Inc.
8.00%, 11/15/19	65,000	66,138
Constellation Brands, Inc.
3.88%, 11/15/19	42,000	43,575
D.R. Horton, Inc.
3.63%, 2/15/18	99,000	100,609
DCP Midstream LLC
5.35%, 3/15/20(a)	86,000	80,324
DCP Midstream Operating L.P.
2.50%, 12/1/17	52,000	48,367
DISH DBS Corp.
4.25%, 4/1/18	276,000	275,310
Dole Food Co., Inc.
7.25%, 5/1/19(a)	106,000	106,265
Dollar Tree, Inc.
5.25%, 3/1/20(a)	91,000	94,640
Energy Transfer Equity L.P.
7.50%, 10/15/20	107,000	112,350
Energy XXI Gulf Coast, Inc.
11.00%, 3/15/20(a)	34,000	15,300
EP Energy LLC
9.38%, 5/1/20	55,000	47,025
EV Energy Partners L.P.
8.00%, 4/15/19	89,000	58,295
Frontier Communications Corp.
8.88%, 9/15/20(a)	107,000	107,535
Gastar Exploration, Inc.
8.63%, 5/15/18	27,000	14,715
General Motors Co.
3.50%, 10/2/18	85,000	86,440
GenOn Energy, Inc.
7.88%, 6/15/17	162,000	154,305
Global Brass & Copper, Inc.
9.50%, 6/1/19	53,000	56,710
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20	21,000	21,902
HCA, Inc.
6.50%, 2/15/20	100,000	110,875
Headwaters, Inc.
7.25%, 1/15/19	126,000	130,410
Hertz Corp. (The)
6.75%, 4/15/19	102,000	104,295
Hexion, Inc.
8.88%, 2/1/18	124,000	82,150
6.63%, 4/15/20	130,000	94,900
HRG Group, Inc.
7.88%, 7/15/19	107,000	113,808
Hughes Satellite Systems Corp.
6.50%, 6/15/19	52,000	56,485
Icahn Enterprises L.P.
4.88%, 3/15/19	99,000	99,247

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

November 30, 2015

Investments	Principal Amount	Value
iHeartCommunications, Inc.
6.88%, 6/15/18	$60,000	$36,300
9.00%, 12/15/19	121,000	88,179
International Lease Finance Corp.
8.75%, 3/15/17	267,000	286,024
Iron Mountain, Inc.
6.00%, 10/1/20(a)	65,000	68,348
iStar, Inc.
7.13%, 2/15/18	188,000	194,345
4.88%, 7/1/18	36,000	35,055
JC Penney Corp., Inc.
8.13%, 10/1/19(b)	103,000	98,880
K Hovnanian Enterprises, Inc.
7.25%, 10/15/20(a)	86,000	76,970
KB Home
4.75%, 5/15/19	188,000	185,180
Kinetic Concepts, Inc.
10.50%, 11/1/18	129,000	125,581
Kratos Defense & Security Solutions, Inc.
7.00%, 5/15/19	29,000	20,445
L Brands, Inc.
6.90%, 7/15/17	80,000	86,100
Lennar Corp.
4.75%, 12/15/17	188,000	194,580
Level 3 Financing, Inc.
8.63%, 7/15/20	43,000	45,311
Louisiana-Pacific Corp.
7.50%, 6/1/20	65,000	67,925
LSB Industries, Inc.
7.75%, 8/1/19	24,000	20,760
Mallinckrodt International Finance S.A.
4.88%, 4/15/20(a)	65,000	59,150
Masco Corp.
7.13%, 3/15/20	107,000	124,280
MedAssets, Inc.
8.00%, 11/15/18	42,000	42,998
MGM Resorts International
7.63%, 1/15/17	172,000	181,890
Navient Corp.
8.45%, 6/15/18, Series A	243,000	255,636
NCL Corp. Ltd.
5.25%, 11/15/19(a)	21,000	21,683
NGPL PipeCo LLC
7.12%, 12/15/17(a)	34,000	30,175
Niska Gas Storage Canada ULC
6.50%, 4/1/19	21,000	18,375
NRG Energy, Inc.
7.63%, 1/15/18	162,000	169,290
Nuance Communications, Inc.
5.38%, 8/15/20(a)	107,000	109,140
Oasis Petroleum, Inc.
7.25%, 2/1/19(b)	27,000	25,718
Overseas Shipholding Group, Inc.
8.13%, 3/30/18	70,000	72,275
Pactiv LLC
8.13%, 6/15/17	242,000	255,007
PPL Capital Funding, Inc.
6.70%, 3/30/67, Series A(c)	48,000	39,611
Radian Group, Inc.
5.50%, 6/1/19	169,000	171,535
Realogy Group LLC
4.50%, 4/15/19(a)(b)	42,000	43,628
Rockies Express Pipeline LLC
5.63%, 4/15/20(a)	34,000	33,490
Ruby Tuesday, Inc.
7.63%, 5/15/20	74,000	75,295
Sabine Pass LNG L.P.
7.50%, 11/30/16	100,000	102,500
Safway Group Holding LLC
7.00%, 5/15/18(a)	157,000	159,355
Serta Simmons Bedding LLC
8.13%, 10/1/20(a)	64,000	67,040
Smithfield Foods, Inc.
7.75%, 7/1/17	85,000	91,481
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18(a)	83,000	54,365
Sprint Capital Corp.
6.90%, 5/1/19	120,000	107,100
Sprint Communications, Inc.
9.00%, 11/15/18(a)	273,000	295,522
Starz LLC
5.00%, 9/15/19	124,000	126,480
Steel Dynamics, Inc.
6.13%, 8/15/19	76,000	79,040
Syniverse Holdings, Inc.
9.13%, 1/15/19	103,000	64,890
T-Mobile USA, Inc.
6.46%, 4/28/19	102,000	105,060
Targa Resources Partners L.P.
5.00%, 1/15/18(a)	75,000	74,063
4.13%, 11/15/19	37,000	34,873
Tenet Healthcare Corp.
5.00%, 3/1/19	131,000	126,742
Tesoro Corp.
4.25%, 10/1/17	53,000	54,458
Tesoro Logistics L.P.
5.50%, 10/15/19(a)	5,000	5,225
Thompson Creek Metals Co., Inc.
7.38%, 6/1/18(b)	101,000	26,260
Titan International, Inc.
6.88%, 10/1/20(b)	42,000	33,968
Toys R Us, Inc.
10.38%, 8/15/17(b)	7,000	5,478
TransDigm, Inc.
5.50%, 10/15/20	107,000	106,214
Transocean, Inc.
5.55%, 12/15/16	21,000	20,974
6.00%, 3/15/18(b)	30,000	28,800
U.S. Airways Group, Inc.
6.13%, 6/1/18	162,000	167,265
U.S. Foods, Inc.
8.50%, 6/30/19	129,000	134,321
United Continental Holdings, Inc.
6.38%, 6/1/18	121,000	126,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

November 30, 2015

Investments	Principal Amount	Value
USG Corp.
9.75%, 1/15/18	$95,000	$107,112
Valeant Pharmaceuticals International, Inc.
6.75%, 8/15/18(a)	81,000	79,380
Vanguard Natural Resources LLC
7.88%, 4/1/20	123,000	64,575
Whiting Petroleum Corp.
5.00%, 3/15/19	126,000	119,070
Windstream Services LLC
7.88%, 11/1/17	124,000	129,735
WPX Energy, Inc.
5.25%, 1/15/17	43,000	42,785

TOTAL CORPORATE BONDS (Cost: $11,518,326)		10,823,855

FOREIGN CORPORATE BONDS - 6.3%

Canada - 1.2%
Bombardier, Inc.
5.50%, 9/15/18(a)(b)	51,000	48,450
Seven Generations Energy Ltd.
8.25%, 5/15/20(a)	22,000	21,450
Tervita Corp.
8.00%, 11/15/18(a)	120,000	82,200

Total Canada		152,100

Cyprus - 0.4%
Drill Rigs Holdings, Inc.
6.50%, 10/1/17(a)(b)	64,000	44,640

France - 0.8%
Credit Agricole S.A.
8.38%, 10/13/19(a)(c)(d)	85,000	96,475

Germany - 0.5%
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 7/31/19(a)	52,000	56,420

Luxembourg - 3.0%
ArcelorMittal
5.50%, 2/25/17	242,000	240,222
Intelsat Jackson Holdings S.A.
7.25%, 4/1/19	137,000	120,303

Total Luxembourg		360,525

United Kingdom - 0.4%
Royal Bank of Scotland Group PLC
4.70%, 7/3/18	51,000	52,912

TOTAL FOREIGN CORPORATE BONDS (Cost: $852,329)		763,072

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.0%

United States - 3.0%
State Street Navigator Securities Lending Prime Portfolio, 0.25%(e) (Cost: $360,320)(f)	360,320	360,320

TOTAL INVESTMENTS IN SECURITIES - 98.9% (Cost: $12,730,975)		11,947,247
Cash and Other Assets in Excess of Liabilities - 1.1%		132,038

NET ASSETS - 100.0%		$12,079,285

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at November 30, 2015 (See Note 2).
(c)	Rate shown reflects the accrual rate as of November 30, 2015 on securities with variable or step rates.
(d)	The security has a perpetual maturity; the date displayed is the next call date.
(e)	Rate shown represents annualized 7-day yield as of November 30, 2015.
(f)	At November 30, 2015, the total market value of the Fund’s securities on loan was $348,070 and the total market value of the collateral held by the Fund was $360,320.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

November 30, 2015

Investments	Principal Amount	Value
CORPORATE BONDS - 88.0%

United States - 88.0%
Affinion Group, Inc.
7.88%, 12/15/18	$18,000	$13,230
AK Steel Corp.
8.75%, 12/1/18	41,000	35,055
Alcoa, Inc.
6.75%, 7/15/18	119,000	128,445
Alere, Inc.
7.25%, 7/1/18	120,000	124,519
Ally Financial, Inc.
5.50%, 2/15/17	411,000	423,844
Alphabet Holding Co., Inc.
7.75%, 11/1/17	134,000	131,320
AmeriGas Partners L.P.
6.25%, 8/20/19	65,000	65,975
Ashland, Inc.
3.88%, 4/15/18	83,000	85,283
Associated Materials LLC
9.13%, 11/1/17	185,000	147,075
Atwood Oceanics, Inc.
6.50%, 2/1/20	120,000	91,200
Avaya, Inc.
7.00%, 4/1/19(a)	89,000	70,533
Avon Products, Inc.
6.50%, 3/1/19	67,000	53,265
Basic Energy Services, Inc.
7.75%, 2/15/19(b)	39,000	14,040
Beverages & More, Inc.
10.00%, 11/15/18(a)	41,000	39,309
Boyd Gaming Corp.
9.00%, 7/1/20	18,000	19,350
Cablevision Systems Corp.
7.75%, 4/15/18	238,000	248,115
CalAtlantic Group, Inc.
8.38%, 5/15/18	69,000	77,970
Casella Waste Systems, Inc.
7.75%, 2/15/19	56,000	56,560
CCO Holdings LLC
7.00%, 1/15/19	126,000	128,992
CIT Group, Inc.
5.00%, 5/15/17	317,000	327,302
Clayton Williams Energy, Inc.
7.75%, 4/1/19(b)	115,000	108,100
Cliffs Natural Resources, Inc.
7.75%, 3/31/20(a)(b)	32,000	11,040
CommScope, Inc.
4.38%, 6/15/20(a)	30,000	30,300
Community Health Systems, Inc.
8.00%, 11/15/19	100,000	101,750
Constellation Brands, Inc.
3.88%, 11/15/19	125,000	129,687
D.R. Horton, Inc.
3.75%, 3/1/19	138,000	141,277
DCP Midstream Operating L.P.
2.50%, 12/1/17	64,000	59,529
DISH DBS Corp.
4.25%, 4/1/18	176,000	175,560
Dole Food Co., Inc.
7.25%, 5/1/19(a)	52,000	52,130
EP Energy LLC
9.38%, 5/1/20	55,000	47,025
EV Energy Partners L.P.
8.00%, 4/15/19	150,000	98,250
Gastar Exploration, Inc.
8.63%, 5/15/18	60,000	32,700
General Motors Co.
3.50%, 10/2/18	182,000	185,083
GenOn Energy, Inc.
7.88%, 6/15/17	174,000	165,735
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20	67,000	69,878
Halcon Resources Corp.
8.63%, 2/1/20(a)(b)	51,000	40,354
Headwaters, Inc.
7.25%, 1/15/19	152,000	157,320
Hertz Corp. (The)
6.75%, 4/15/19	86,000	87,935
Hexion, Inc.
8.88%, 2/1/18	119,000	78,838
6.63%, 4/15/20	92,000	67,160
Hughes Satellite Systems Corp.
6.50%, 6/15/19	64,000	69,520
Icahn Enterprises L.P.
4.88%, 3/15/19	100,000	100,250
iHeartCommunications, Inc.
6.88%, 6/15/18	123,000	74,415
International Lease Finance Corp.
8.75%, 3/15/17	351,000	376,009
Iron Mountain, Inc.
6.00%, 10/1/20(a)	75,000	78,863
iStar, Inc.
7.13%, 2/15/18	50,000	51,688
4.88%, 7/1/18	149,000	145,089
j2 Global, Inc.
8.00%, 8/1/20	10,000	10,625
JC Penney Corp., Inc.
8.13%, 10/1/19(b)	140,000	134,400
Joseph T. Ryerson & Son, Inc.
9.00%, 10/15/17	120,000	101,386
KB Home
4.75%, 5/15/19	53,000	52,205
Kinetic Concepts, Inc.
10.50%, 11/1/18	206,000	200,541
12.50%, 11/1/19	75,000	72,750
Kratos Defense & Security Solutions, Inc.
7.00%, 5/15/19	100,000	70,500
L Brands, Inc.
7.00%, 5/1/20	125,000	143,125
Lennar Corp.
4.75%, 12/15/17	236,000	244,260
Level 3 Financing, Inc.
8.63%, 7/15/20	134,000	141,202
LSB Industries, Inc.
7.75%, 8/1/19	83,000	71,795
Masco Corp.
7.13%, 3/15/20	125,000	145,187
MedAssets, Inc.
8.00%, 11/15/18	100,000	102,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

November 30, 2015

Investments	Principal Amount	Value
MGM Resorts International
7.63%, 1/15/17	$202,000	$213,615
Navient Corp.
8.45%, 6/15/18, Series A	334,000	351,368
NCL Corp. Ltd.
5.25%, 11/15/19(a)	64,000	66,080
Niska Gas Storage Canada ULC
6.50%, 4/1/19	75,000	65,625
Novelis, Inc.
8.38%, 12/15/17	83,000	82,585
NRG Energy, Inc.
7.63%, 1/15/18	158,000	165,110
Nuance Communications, Inc.
5.38%, 8/15/20(a)	30,000	30,600
Oasis Petroleum, Inc.
7.25%, 2/1/19(b)	60,000	57,150
Overseas Shipholding Group, Inc.
8.13%, 3/30/18	86,000	88,795
Pactiv LLC
8.13%, 6/15/17	153,000	161,224
Petco Animal Supplies, Inc.
9.25%, 12/1/18(a)	75,000	77,156
PPL Capital Funding, Inc.
6.70%, 3/30/67, Series A(c)	82,000	67,670
PulteGroup, Inc.
7.63%, 10/15/17	50,000	54,500
Radian Group, Inc.
5.50%, 6/1/19	222,000	225,330
Rite Aid Corp.
9.25%, 3/15/20	120,000	128,400
Safway Group Holding LLC
7.00%, 5/15/18(a)	153,000	155,295
Silgan Holdings, Inc.
5.00%, 4/1/20	100,000	102,625
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18(a)	86,000	56,330
Sprint Communications, Inc.
9.00%, 11/15/18(a)	353,000	382,122
Starz LLC
5.00%, 9/15/19	149,000	151,980
Steel Dynamics, Inc.
6.13%, 8/15/19	65,000	67,600
SunCoke Energy Partners L.P.
7.38%, 2/1/20(a)	75,000	59,625
Syniverse Holdings, Inc.
9.13%, 1/15/19	204,000	128,520
Synovus Financial Corp.
5.13%, 6/15/17	160,000	166,000
T-Mobile USA, Inc.
6.46%, 4/28/19	193,000	198,790
Targa Resources Partners L.P.
5.00%, 1/15/18(a)	134,000	132,325
Tenet Healthcare Corp.
5.00%, 3/1/19	205,000	198,337
Terex Corp.
6.50%, 4/1/20	125,000	125,000
Tesoro Corp.
4.25%, 10/1/17	97,000	99,667
Tesoro Logistics L.P.
5.50%, 10/15/19(a)	103,000	107,635
Thompson Creek Metals Co., Inc.
7.38%, 6/1/18(b)	44,000	11,440
Toys R Us, Inc.
10.38%, 8/15/17(b)	5,000	3,913
Trilogy International Partners LLC
10.25%, 8/15/16(a)	75,000	73,031
U.S. Airways Group, Inc.
6.13%, 6/1/18	172,000	177,590
U.S. Foods, Inc.
8.50%, 6/30/19	140,000	145,775
United Continental Holdings, Inc.
6.38%, 6/1/18	160,000	167,600
United States Steel Corp.
7.38%, 4/1/20(b)	118,000	59,885
USG Corp.
9.75%, 1/15/18	185,000	208,587
Valeant Pharmaceuticals International, Inc.
6.75%, 8/15/18(a)	104,000	101,920
Vanguard Natural Resources LLC
7.88%, 4/1/20	171,000	89,775
Whiting Petroleum Corp.
5.00%, 3/15/19	166,000	156,870
Windstream Services LLC
7.88%, 11/1/17	119,000	124,504
WPX Energy, Inc.
5.25%, 1/15/17	60,000	59,700

TOTAL CORPORATE BONDS (Cost: $12,683,116)		11,854,867

FOREIGN CORPORATE BONDS - 8.6%

Canada - 1.5%
HudBay Minerals, Inc.
9.50%, 10/1/20	65,000	51,513
Seven Generations Energy Ltd.
8.25%, 5/15/20(a)	31,000	30,225
Telesat Canada
6.00%, 5/15/17(a)	102,000	102,765
Tervita Corp.
8.00%, 11/15/18(a)	19,000	13,015

Total Canada		197,518

France - 1.9%
Numericable-SFR SAS
4.88%, 5/15/19(a)	250,000	250,000

Germany - 1.9%
Schaeffler Holding Finance B.V.
6.88%, 8/15/18(a)	250,000	259,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

November 30, 2015

Investments	Principal Amount	Value
Luxembourg - 3.3%
ArcelorMittal
5.50%, 2/25/17	$279,000	$276,949
Intelsat Jackson Holdings S.A.
7.25%, 4/1/19	191,000	167,722

Total Luxembourg		444,671

TOTAL FOREIGN CORPORATE BONDS (Cost: $1,200,742)		1,151,251

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.0%

United States - 3.0%
State Street Navigator Securities Lending Prime Portfolio, 0.25%(d) (Cost: $408,648)(e)	408,648	408,648

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $14,292,506)		13,414,766
Cash and Other Assets in Excess of Liabilities - 0.4%		54,525

NET ASSETS - 100.0%		$13,469,291

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at November 30, 2015 (See Note 2).
(c)	Rate shown reflects the accrual rate as of November 30, 2015 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of November 30, 2015.
(e)	At November 30, 2015, the total market value of the Fund’s securities on loan was $394,146 and the total market value of the collateral held by the Fund was $408,648.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2015

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - 88.8%

Argentina - 0.5%
YPF S.A.
8.75%, 4/4/24(a)	$380,000	$377,150

Brazil - 12.3%
Braskem Finance Ltd.
5.75%, 4/15/21, Reg S(b)	1,568,000	1,484,269
CSN Resources S.A.
6.50%, 7/21/20, Reg S	169,000	89,570
ESAL GmbH
6.25%, 2/5/23, Reg S	350,000	337,750
GTL Trade Finance, Inc.
7.25%, 10/20/17(a)	300,000	310,785
Itau Unibanco Holding S.A.
2.85%, 5/26/18(a)	720,000	679,464
Odebrecht Finance Ltd.
4.38%, 4/25/25(a)	630,000	390,600
Odebrecht Offshore Drilling Finance Ltd.
6.75%, 10/1/23, Reg S	743,691	237,981
Oi Brasil Holdings Cooperatief UA
5.75%, 2/10/22, Reg S(b)	951,000	530,182
Petrobras Global Finance B.V.
5.38%, 1/27/21	3,677,000	2,921,009
4.38%, 5/20/23	260,000	181,350
5.63%, 5/20/43	1,700,000	1,088,391
6.85%, 6/5/2115	160,000	107,990
Vale Overseas Ltd.
4.38%, 1/11/22(b)	1,019,000	859,047

Total Brazil		9,218,388

Chile - 2.3%
Cencosud S.A.
4.88%, 1/20/23, Reg S(b)	1,540,000	1,514,975
Corpbanca S.A.
3.88%, 9/22/19, Reg S	200,000	202,500

Total Chile		1,717,475

China - 11.1%
Baidu, Inc.
2.75%, 6/9/19	1,000,000	996,205
Bank of China Ltd.
5.00%, 11/13/24, Reg S	1,300,000	1,356,476
China Overseas Finance Cayman VI Ltd.
4.25%, 5/8/19, Reg S	950,000	986,019
CITIC Ltd.
6.38%, 4/10/20, Reg S	650,000	727,754
Country Garden Holdings Co., Ltd.
7.25%, 4/4/21, Reg S	1,650,000	1,716,000
CRCC Yuxiang Ltd.
3.50%, 5/16/23, Reg S	990,000	970,442
Industrial & Commercial Bank of China Ltd.
3.23%, 11/13/19	1,080,000	1,105,550
Talent Yield Investments Ltd.
4.50%, 4/25/22, Reg S	440,000	459,499

Total China		8,317,945

Colombia - 2.4%
Banco Bilbao Vizcaya Argentaria Colombia S.A.
4.88%, 4/21/25(a)	720,000	698,400
Ecopetrol S.A.
7.63%, 7/23/19(b)	580,000	646,700
Pacific Exploration and Production Corp.
5.38%, 1/26/19(a)(b)	630,000	206,933
5.13%, 3/28/23, Reg S	790,000	240,950

Total Colombia		1,792,983

Hong Kong - 10.8%
AIA Group Ltd.
3.20%, 3/11/25(a)	470,000	455,217
Bank of East Asia Ltd. (The)
4.25%, 11/20/24, Reg S(c)	870,000	866,037
Hutchison Whampoa International 11 Ltd.
4.63%, 1/13/22, Reg S	965,000	1,042,434
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/8/22, Reg S	2,000,000	2,009,100
MIE Holdings Corp.
7.50%, 4/25/19(a)	600,000	331,323
PCCW-HKT Capital No. 5 Ltd.
3.75%, 3/8/23, Reg S	2,350,000	2,359,314
Prosperous Ray Ltd.
3.00%, 11/12/18, Reg S	760,000	767,657
Shimao Property Holdings Ltd.
6.63%, 1/14/20, Reg S	240,000	249,000

Total Hong Kong		8,080,082

India - 5.7%
Bharti Airtel International Netherlands B.V.
5.35%, 5/20/24(a)	1,900,000	2,015,796
ICICI Bank Ltd.
6.38%, 4/30/22, Reg S(c)	1,225,000	1,264,764
ONGC Videsh Ltd.
4.63%, 7/15/24, Reg S	470,000	484,295
Vedanta Resources PLC
8.25%, 6/7/21, Reg S(b)	698,000	518,139

Total India		4,282,994

Indonesia - 3.1%
Pertamina Persero PT
5.63%, 5/20/43, Reg S	1,060,000	865,357
Perusahaan Gas Negara Persero Tbk PT
5.13%, 5/16/24, Reg S	1,460,000	1,424,245

Total Indonesia		2,289,602

Jamaica - 0.8%
Digicel Group Ltd.
8.25%, 9/30/20, Reg S	720,000	629,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2015

Investments	Principal Amount	Value
Kazakhstan - 3.0%
KazMunayGas National Co. JSC
6.38%, 4/9/21, Reg S	$2,167,000	$2,226,701

Macau - 1.4%
MCE Finance Ltd.
5.00%, 2/15/21(a)	200,000	186,000
5.00%, 2/15/21, Reg S	900,000	837,000

Total Macau		1,023,000

Mexico - 9.3%
BBVA Bancomer S.A.
6.75%, 9/30/22, Reg S	850,000	940,525
Cemex S.A.B. de C.V.
6.50%, 12/10/19(a)	200,000	201,750
7.25%, 1/15/21, Reg S	1,210,000	1,225,125
Empresas ICA S.A.B. de C.V.
8.90%, 2/4/21, Reg S	1,730,000	458,450
Grupo Bimbo S.A.B. de C.V.
4.50%, 1/25/22, Reg S	1,948,000	2,026,699
Mexichem S.A.B. de C.V.
4.88%, 9/19/22, Reg S	2,050,000	2,075,625

Total Mexico		6,928,174

Morocco - 2.9%
OCP S.A.
5.63%, 4/25/24, Reg S	2,100,000	2,136,225

Peru - 4.9%
BBVA Banco Continental S.A.
5.25%, 9/22/29(a)(c)	90,000	89,213
Southern Copper Corp.
5.25%, 11/8/42	2,760,000	2,088,589
Volcan Cia Minera S.A.A.
5.38%, 2/2/22, Reg S(b)	1,686,000	1,460,497

Total Peru		3,638,299

Philippines - 0.6%
First Gen Corp.
6.50%, 10/9/23, Reg S	400,000	422,984

Qatar - 3.2%
Ooredoo International Finance Ltd.
4.75%, 2/16/21, Reg S	2,156,000	2,367,827

Russia - 10.3%
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd.
5.13%, 12/12/17, Reg S(b)	950,000	963,062
Evraz Group S.A.
6.75%, 4/27/18, Reg S	1,206,000	1,224,814
Gazprom OAO via Gaz Capital S.A.
3.85%, 2/6/20, Reg S	600,000	566,250
Lukoil International Finance B.V.
6.13%, 11/9/20, Reg S	773,000	804,886
Rosneft Oil Co. via Rosneft International Finance Ltd.
4.20%, 3/6/22, Reg S	1,100,000	1,001,000
Russian Agricultural Bank OJSC via RSHB Capital S.A.
6.00%, 6/3/21, Reg S(c)	1,000,000	955,000
Sberbank of Russia via SB Capital S.A.
5.50%, 2/26/24, Reg S(c)	700,000	644,875
Severstal OAO via Steel Capital S.A.
6.70%, 10/25/17, Reg S	235,000	249,100
5.90%, 10/17/22, Reg S	677,000	668,538
VimpelCom Holdings B.V.
7.50%, 3/1/22, Reg S	600,000	621,750

Total Russia		7,699,275

Singapore - 2.1%
BOC Aviation Pte Ltd.
3.00%, 3/30/20(a)	750,000	741,103
Puma International Financing S.A.
6.75%, 2/1/21(a)	340,000	341,700
6.75%, 2/1/21, Reg S	500,000	502,500

Total Singapore		1,585,303

South Korea - 1.2%
KEB Hana Bank
4.25%, 10/14/24, Reg S	450,000	460,450
Korea Hydro & Nuclear Power Co., Ltd.
3.00%, 9/19/22, Reg S	460,000	462,618

Total South Korea		923,068

United Arab Emirates - 0.5%
DP World Ltd.
6.85%, 7/2/37, Reg S	400,000	409,500

Venezuela - 0.4%
Petroleos de Venezuela S.A.
6.00%, 5/16/24, Reg S	710,000	261,422

TOTAL FOREIGN CORPORATE BONDS (Cost: $73,500,741)		66,327,497

FOREIGN GOVERNMENT AGENCIES - 3.7%

United Arab Emirates - 3.7%
MDC-GMTN B.V.
5.50%, 4/20/21, Reg S (Cost: $2,735,043)	2,456,000	2,769,140

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%

Argentina - 0.5%
Argentina Bonar Bonds
7.00%, 4/17/17, Series X (Cost: $374,302)	380,000	373,276

SUPRANATIONAL BONDS - 4.0%
Alibaba Group Holding Co.
3.60%, 11/28/24	950,000	917,535
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	1,300,000	1,235,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2015

Investments	Principal Amount	Value
Goodman HK Finance
4.38%, 6/19/24, Reg S	$800,000	$813,988

TOTAL SUPRANATIONAL BONDS (Cost: $2,956,622)		2,967,376

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.9%

United States - 6.9%
State Street Navigator Securities Lending Prime Portfolio, 0.25%(d) (Cost: $5,119,758)(e)	5,119,758	5,119,758

TOTAL INVESTMENTS IN SECURITIES - 103.9% (Cost: $84,686,466)		77,557,047
Liabilities in Excess of Cash and Other Assets - (3.9)%		(2,893,939)

NET ASSETS - 100.0%		$74,663,108

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at November 30, 2015 (See Note 2).
(c)	Rate shown reflects the accrual rate as of November 30, 2015 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of November 30, 2015.
(e)	At November 30, 2015, the total market value of the Fund’s securities on loan was $4,946,902 and the total market value of the collateral held by the Fund was $5,119,758.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2015

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES - 0.7%

Germany - 0.7%
Landwirtschaftliche Rentenbank 8.25%, 5/23/22, Reg S (Cost: $3,561,143)	45,000,000	ZAR	$3,057,784

FOREIGN GOVERNMENT OBLIGATIONS - 88.1%

Brazil - 9.6%
Brazil Letras do Tesouro Nacional
10.78%, 1/1/16(a)	3,038,000	BRL	766,080
8.87%, 7/1/16(a)	41,391,000	BRL	9,735,221
10.96%, 1/1/17(a)	20,061,000	BRL	4,371,090
13.07%, 1/1/18(a)	17,602,000	BRL	3,300,257
15.26%, 1/1/19(a)	24,500,000	BRL	3,955,692
Brazil Notas do Tesouro Nacional
10.00%, 1/1/17, Series F	26,592,000	BRL	6,430,653
10.00%, 1/1/21, Series F	33,245,000	BRL	6,872,356
10.00%, 1/1/23, Series F	36,340,000	BRL	7,125,061
Brazilian Government International Bond
12.50%, 1/5/16	2,049,000	BRL	523,485
12.50%, 1/5/22	929,000	BRL	243,341

Total Brazil			43,323,236

Chile - 3.2%
Bonos del Banco Central de Chile en Pesos
6.00%, 1/1/17, Series 5YR	2,275,000,000	CLP	3,268,572
6.00%, 3/1/23	1,670,000,000	CLP	2,575,649
Chile Government International Bond
5.50%, 8/5/20	5,846,500,000	CLP	8,524,561
6.00%, 1/1/22, Reg S	50,000,000	CLP	76,453

Total Chile			14,445,235

China - 3.3%
China Government Bond
2.56%, 6/29/17, Reg S	9,000,000	CNY	1,384,268
3.09%, 11/22/18	3,500,000	CNH	541,504
3.09%, 6/29/20, Reg S	11,500,000	CNY	1,772,853
2.48%, 12/1/20	17,500,000	CNY	2,618,571
2.36%, 8/18/21, Reg S	17,500,000	CNY	2,578,203
3.10%, 6/29/22	20,500,000	CNY	3,130,805
3.16%, 6/27/23	20,000,000	CNY	3,063,149

Total China			15,089,353

Colombia - 6.5%
Colombia Government International Bond
7.75%, 4/14/21	7,155,000,000	COP	2,331,763
Colombian TES
5.00%, 11/21/18, Series B	12,539,400,000	COP	3,800,353
7.00%, 5/4/22, Series B	18,251,000,000	COP	5,550,700
10.00%, 7/24/24, Series B	31,656,200,000	COP	11,200,691
6.00%, 4/28/28, Series B	25,500,000,000	COP	6,463,248

Total Colombia			29,346,755

India - 2.2%
India Government Bond
7.83%, 4/11/18	2,500,000	INR	37,807
8.27%, 6/9/20	103,000,000	INR	1,574,476
8.40%, 7/28/24	204,000,000	INR	3,140,406
9.20%, 9/30/30	304,000,000	INR	5,032,389

Total India			9,785,078

Indonesia - 4.8%
Indonesia Treasury Bond
11.00%, 11/15/20, Series FR31	20,105,000,000	IDR	1,597,021
8.25%, 7/15/21, Series FR53	18,265,000,000	IDR	1,312,296
7.00%, 5/15/22, Series FR61	17,870,000,000	IDR	1,187,526
8.38%, 9/15/26, Series FR56	110,893,000,000	IDR	7,879,407
8.25%, 6/15/32, Series FR58	135,677,000,000	IDR	9,269,098
8.75%, 2/15/44, Series FR67	7,880,000,000	IDR	546,183

Total Indonesia			21,791,531

Malaysia - 6.9%
Malaysia Government Bond
3.81%, 2/15/17, Series 0207	7,349,000	MYR	1,743,147
4.01%, 9/15/17, Series 0210	3,077,000	MYR	735,767
3.31%, 10/31/17, Series 0512	11,348,000	MYR	2,681,311
4.38%, 11/29/19, Series 0902	40,471,000	MYR	9,747,009
3.89%, 7/31/20, Series 0613	3,840,000	MYR	903,284
4.16%, 7/15/21, Series 0111	7,572,000	MYR	1,790,190
3.42%, 8/15/22, Series 0112	33,413,000	MYR	7,482,216
4.18%, 7/15/24, Series 0114	600,000	MYR	139,980
4.39%, 4/15/26, Series 0311	20,486,000	MYR	4,804,332
4.50%, 4/15/30, Series 0310	4,333,000	MYR	1,021,809

Total Malaysia			31,049,045

Mexico - 10.2%
Mexican Bonos
7.75%, 12/14/17, Series M	57,674,000	MXN	3,726,030
8.50%, 12/13/18, Series M 10	39,435,000	MXN	2,620,725
5.00%, 12/11/19, Series M	60,000,000	MXN	3,596,900
6.50%, 6/10/21, Series M	27,078,000	MXN	1,713,017
6.50%, 6/9/22, Series M	82,219,000	MXN	5,143,758
10.00%, 12/5/24, Series M 20	82,682,000	MXN	6,328,867
7.50%, 6/3/27, Series M 20	78,029,000	MXN	5,138,862
8.50%, 5/31/29, Series M 20	33,000,000	MXN	2,349,621
7.75%, 5/29/31, Series M	71,783,000	MXN	4,804,767
7.75%, 11/23/34, Series M	25,000,000	MXN	1,674,095
10.00%, 11/20/36, Series M 30	19,178,000	MXN	1,575,854
8.50%, 11/18/38, Series M 30	54,326,000	MXN	3,916,389
7.75%, 11/13/42, Series M	50,542,000	MXN	3,378,133

Total Mexico			45,967,018

Peru - 3.4%
Peruvian Government International Bond
7.84%, 8/12/20, Reg S	14,645,000	PEN	4,691,799
5.70%, 8/12/24, Reg S	3,494,000	PEN	975,382
8.20%, 8/12/26, Reg S	7,915,000	PEN	2,563,341
6.95%, 8/12/31, Reg S	17,775,000	PEN	5,121,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2015

Investments	Principal Amount		Value
6.90%, 8/12/37, Reg S	7,325,000	PEN	$2,062,809

Total Peru			15,414,538

Philippines - 3.4%
Philippine Government Bond
7.63%, 9/29/36, Series 25-9	138,640,000	PHP	3,880,294
Philippine Government International Bond
4.95%, 1/15/21	249,000,000	PHP	5,521,419
3.90%, 11/26/22	132,000,000	PHP	2,774,254
6.25%, 1/14/36	137,000,000	PHP	3,238,202

Total Philippines			15,414,169

Poland - 10.3%
Poland Government Bond
3.75%, 4/25/18, Series 0418	7,500,000	PLN	1,945,131
2.50%, 7/25/18, Series 0718	15,839,000	PLN	4,004,565
5.50%, 10/25/19, Series 1019	26,410,000	PLN	7,419,291
5.25%, 10/25/20, Series 1020	20,250,000	PLN	5,744,615
5.75%, 10/25/21, Series 1021	19,758,000	PLN	5,827,602
5.75%, 9/23/22, Series 0922	12,059,000	PLN	3,603,013
4.00%, 10/25/23, Series 1023	20,640,000	PLN	5,629,393
3.25%, 7/25/25, Series 0725	31,300,000	PLN	8,140,129
5.75%, 4/25/29, Series 0429	13,600,000	PLN	4,362,090

Total Poland			46,675,829

Romania - 3.4%
Romania Government Bond
5.90%, 7/26/17, Series 5Y	3,090,000	RON	791,276
5.60%, 11/28/18, Series 5Y	3,610,000	RON	958,053
5.95%, 6/11/21, Series 10Y	20,390,000	RON	5,676,105
5.85%, 4/26/23, Series 10Y	14,250,000	RON	3,960,983
4.75%, 2/24/25, Series 10Y	14,800,000	RON	3,858,655

Total Romania			15,245,072

Russia - 3.4%
Russian Federal Bond - OFZ
7.50%, 3/15/18, Series 6204	196,718,000	RUB	2,838,446
7.50%, 2/27/19, Series 6208	161,958,000	RUB	2,293,736
6.80%, 12/11/19, Series 6210	157,959,000	RUB	2,161,765
7.60%, 4/14/21, Series 6205	244,400,000	RUB	3,370,850
7.60%, 7/20/22, Series 6209	113,276,000	RUB	1,545,105
8.15%, 2/3/27, Series 6207	73,725,000	RUB	1,025,547
7.05%, 1/19/28, Series 6212	178,667,000	RUB	2,267,033

Total Russia			15,502,482

South Africa - 4.6%
South Africa Government Bond
6.75%, 3/31/21, Series R208	13,270,000	ZAR	866,599
7.75%, 2/28/23, Series 2023	23,100,000	ZAR	1,549,799
10.50%, 12/21/26, Series R186	48,594,000	ZAR	3,830,400
8.00%, 1/31/30, Series 2030	25,274,000	ZAR	1,616,451
7.00%, 2/28/31, Series R213	84,874,000	ZAR	4,897,618
6.25%, 3/31/36, Series R209	61,605,600	ZAR	3,134,990
6.50%, 2/28/41, Series R214	66,548,000	ZAR	3,398,701
8.75%, 2/28/48, Series 2048	27,072,000	ZAR	1,776,577

Total South Africa			21,071,135

South Korea - 4.9%
Korea Treasury Bond
3.38%, 9/10/23, Series 2309	10,217,140,000	KRW	9,587,402
3.50%, 3/10/24, Series 2403	7,601,200,000	KRW	7,212,492
4.00%, 12/10/31, Series 3112	5,000,000,000	KRW	5,276,072

Total South Korea			22,075,966

Thailand - 3.4%
Thailand Government Bond
4.13%, 11/18/16	60,188,000	THB	1,721,568
3.88%, 6/13/19	91,437,000	THB	2,728,716
3.65%, 12/17/21	120,380,000	THB	3,595,174
3.63%, 6/16/23	173,473,000	THB	5,183,769
3.85%, 12/12/25	47,480,000	THB	1,452,713
3.58%, 12/17/27	28,521,000	THB	856,458

Total Thailand			15,538,398

Turkey - 4.6%
Turkey Government Bond
9.00%, 1/27/16	3,949,000	TRY	1,358,271
8.30%, 6/20/18	21,844,000	TRY	7,196,157
10.50%, 1/15/20	4,346,000	TRY	1,520,689
9.50%, 1/12/22	6,968,000	TRY	2,331,457
8.50%, 9/14/22	15,618,000	TRY	4,959,716
7.10%, 3/8/23	11,211,000	TRY	3,280,563

Total Turkey			20,646,853

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $535,975,038)			398,381,693

SUPRANATIONAL BONDS - 4.2%
European Investment Bank
7.50%, 1/30/19	65,020,000	ZAR	4,455,908
7.20%, 7/9/19, Reg S	124,200,000,000	IDR	8,290,258
8.38%, 7/29/22, Reg S	22,000,000	ZAR	1,509,106
Inter-American Development Bank
6.00%, 9/5/17	126,500,000	INR	1,874,109
International Finance Corp.
7.80%, 6/3/19, Series GDIF	184,300,000	INR	2,847,571

TOTAL SUPRANATIONAL BONDS (Cost: $23,478,157)			18,976,952

REPURCHASE AGREEMENT - 2.2%

United States - 2.2%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/15, 0.13% due 12/1/15; Proceeds at maturity - $10,000,036 (fully collateralized by U.S. Treasury Bond Coupon Strips, 0.00% due 8/15/21; Market value - $10,200,000) (Cost: $10,000,000)	$10,000,000		10,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2015

TOTAL INVESTMENTS IN SECURITIES - 95.2% (Cost: $573,014,338)	430,416,429
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 4.8%	21,712,319

NET ASSETS - 100.0%	$452,128,748

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

BRL	-	Brazilian real
CLP	-	Chilean peso
CNH	-	Offshore Chinese renminbi
CNY	-	Chinese yuan
COP	-	Colombian peso
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KRW	-	South Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PEN	-	Peruvian nuevo sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu
RUB	-	Russian ruble
THB	-	Thai baht
TRY	-	Turkish New lira
ZAR	-	South African rand
(a) Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2015.
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Interest Rate Strategy Fund (JGBB) (consolidated)

November 30, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 95.9%

U.S. Treasury Bills - 95.9%
U.S. Treasury Bills
0.01%, 12/10/15*	$1,000,000	$999,989
0.01%, 12/24/15*(a)	900,000	899,944
0.00%, 1/21/16*	1,000,000	999,903
0.03%, 2/4/16*	1,000,000	999,770
0.11%, 2/18/16*	800,000	799,739

TOTAL INVESTMENTS IN SECURITIES - 95.9% (Cost: $4,699,743)		4,699,345
Cash and Other Assets in Excess of Liabilities - 4.1%		199,099

NET ASSETS - 100.0%		$4,898,444

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Strategic Corporate Bond Fund (CRDT)

November 30, 2015

Investments	Principal Amount		Value
CORPORATE BONDS - 57.3%

United States - 57.3%
AbbVie, Inc.
1.75%, 11/6/17	$60,000		$60,237
Actavis Funding SCS
4.55%, 3/15/35	50,000		49,272
Alcoa, Inc.
5.13%, 10/1/24	70,000		66,587
Amgen, Inc.
3.63%, 5/22/24	150,000		149,989
Anadarko Petroleum Corp.
6.38%, 9/15/17	60,000		64,236
AT&T, Inc.
5.50%, 2/1/18	90,000		97,318
Bank of America Corp.
3.30%, 1/11/23	250,000		250,196
California Resources Corp.
6.00%, 11/15/24(a)	40,000		24,075
Calpine Corp.
7.88%, 1/15/23(b)	40,000		42,650
Caterpillar, Inc.
3.90%, 5/27/21	180,000		193,223
CCO Holdings LLC
6.63%, 1/31/22	30,000		31,740
Celgene Corp.
5.00%, 8/15/45	50,000		50,189
Citigroup, Inc.
4.50%, 1/14/22	170,000		183,841
Comcast Corp.
3.13%, 7/15/22	110,000		113,130
Devon Energy Corp.
5.00%, 6/15/45	40,000		35,579
Dollar Tree, Inc.
5.75%, 3/1/23(b)	80,000		83,400
Ensco PLC
5.20%, 3/15/25(a)	40,000		33,014
FCA U.S. LLC
8.25%, 6/15/21	200,000		215,810
Freeport-McMoRan, Inc.
2.15%, 3/1/17	110,000		104,500
General Electric Capital Corp.
6.88%, 1/10/39, Series A	140,000		192,087
General Motors Co.
6.25%, 10/2/43	100,000		108,052
Genworth Holdings, Inc.
4.80%, 2/15/24	20,000		14,800
Gilead Sciences, Inc.
4.50%, 2/1/45	40,000		39,276
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	190,000		218,029
Halliburton Co.
5.00%, 11/15/45	40,000		40,719
Harris Corp.
3.83%, 4/27/25	70,000		69,568
Joseph T. Ryerson & Son, Inc.
9.00%, 10/15/17	90,000		76,039
Kraft Foods Group, Inc.
5.00%, 6/4/42	20,000		20,425
Medtronic, Inc.
4.63%, 3/15/45	100,000		102,909
Mondelez International, Inc.
4.00%, 2/1/24	40,000		41,496
Murray Energy Corp.
11.25%, 4/15/21(b)	20,000		4,650
Pacific Gas & Electric Co.
6.05%, 3/1/34	120,000		144,367
Packaging Corp. of America
4.50%, 11/1/23	40,000		41,834
PepsiCo, Inc.
5.00%, 6/1/18	60,000		65,276
Quicken Loans, Inc.
5.75%, 5/1/25(b)	40,000		38,800
Reynolds American, Inc.
6.88%, 5/1/20(b)	100,000		116,665
5.85%, 8/15/45	30,000		33,667
Rock-Tenn Co.
4.45%, 3/1/19	250,000		262,530
Sprint Corp.
7.25%, 9/15/21	30,000		24,375
Taylor Morrison Communities, Inc.
5.25%, 4/15/21(b)	30,000		30,225
Time Warner Cable, Inc.
5.00%, 2/1/20	100,000		106,460
United Rentals North America, Inc.
7.63%, 4/15/22	50,000		54,000
United Technologies Corp.
3.10%, 6/1/22	180,000		184,093
Valeant Pharmaceuticals International, Inc.
5.38%, 3/15/20(b)	70,000		63,000
Verizon Communications, Inc.
1.10%, 11/1/17	80,000		79,479
4.15%, 3/15/24	100,000		104,930
6.55%, 9/15/43	23,000		27,831
5.01%, 8/21/54	21,000		19,949

TOTAL CORPORATE BONDS (Cost: $4,209,966)			4,174,517

FOREIGN CORPORATE BONDS - 34.3%

Belgium - 2.1%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	140,000		155,501

Brazil - 1.3%
Vale Overseas Ltd.
4.38%, 1/11/22(a)	110,000		91,928

Colombia - 0.9%
Ecopetrol S.A.
7.63%, 7/23/19(a)	60,000		67,050

France - 3.6%
Electricite de France SA
4.63%, 9/11/24	50,000	EUR	67,185
Numericable-SFR SAS
6.00%, 5/15/22(b)	$200,000		198,000

Total France			265,185

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Strategic Corporate Bond Fund (CRDT)

November 30, 2015

Investments	Principal Amount		Value
Germany - 2.3%
E.ON International Finance B.V.
5.50%, 10/2/17	50,000	EUR	$57,866
Volkswagen Leasing GmbH
3.25%, 5/10/18	100,000	EUR	110,703

Total Germany			168,569

Italy - 3.2%
Intesa Sanpaolo SpA
5.02%, 6/26/24(b)	$230,000		230,638

Luxembourg - 0.4%
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	30,000		25,200

Mexico - 1.5%
Petroleos Mexicanos
5.50%, 1/21/21	100,000		105,125

Netherlands - 3.6%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.25%, 8/4/45	250,000		264,972

Russia - 2.8%
Gazprom OAO via Gaz Capital S.A.
4.95%, 5/23/16, Reg S	200,000		203,300

United Kingdom - 12.6%
Barclays Bank PLC
7.63%, 11/21/22	200,000		226,375
BP Capital Markets PLC
2.24%, 5/10/19	150,000		150,225
HSBC Bank PLC
3.88%, 10/24/18, Reg S	160,000	EUR	186,662
Rio Tinto Finance USA PLC
4.13%, 8/21/42	$30,000		25,504
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	210,000		231,323
Tesco PLC
6.13%, 2/24/22, Series 68	60,000	GBP	97,247

Total United Kingdom			917,336

TOTAL FOREIGN CORPORATE BONDS (Cost: $2,598,900)			2,494,804

	Shares
PREFERRED STOCK - 2.4%

United States - 2.4%
GMAC Capital Trust I 8.13%, 2/15/40, Series 2(c) (Cost: $180,839)	6,934		176,817

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%

United States - 3.2%
State Street Navigator Securities Lending Prime Portfolio, 0.25%(d) (Cost: $233,640)(e)	233,640		233,640

TOTAL INVESTMENTS IN SECURITIES - 97.2% (Cost: $7,223,345)			7,079,778
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 2.8%			200,784

NET ASSETS - 100.0%			$7,280,562

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

EUR	-	Euro
GBP	-	British pound

(a)       Security, or portion thereof, was on loan at November 30, 2015 (See Note 2).

(b)       This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)        Rate shown reflects the accrual rate as of November 30, 2015 on securities with variable or step rates.

(d)       Rate shown represents annualized 7-day yield as of November 30, 2015.

(e)       At November 30, 2015, the total market value of the Fund’s securities on loan was $194,461 and the total market value of the collateral held by the Fund was $233,640.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

November 30, 2015

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 11.3%

U.S. Treasury Bonds - 9.9%
U.S. Treasury Bond
3.13%, 8/15/44	$220,000		$225,595
3.00%, 5/15/45	210,000		209,852
U.S. Treasury Inflation Indexed Bond
0.38%, 7/15/25	20,069		19,643
0.75%, 2/15/45	20,210		18,009

Total U.S. Treasury Bonds			473,099

U.S. Treasury Notes - 1.4%
U.S. Treasury Note
1.38%, 8/31/20	40,000		39,522
1.88%, 10/31/22	30,000		29,771

Total U.S. Treasury Notes			69,293

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $539,861)			542,392

CORPORATE BONDS - 37.2%

United States - 37.2%
ACE INA Holdings, Inc.
4.35%, 11/3/45	10,000		10,028
AES Corp.
5.50%, 3/15/24	120,000		109,943
Ally Financial, Inc.
8.00%, 3/15/20	120,000		139,644
Altria Group, Inc.
10.20%, 2/6/39	30,000		49,637
Bank of America Corp.
4.00%, 1/22/25	65,000		64,632
CCO Holdings LLC
5.38%, 5/1/25(a)	120,000		119,400
Celgene Corp.
5.00%, 8/15/45	10,000		10,038
Chesapeake Energy Corp.
6.13%, 2/15/21	30,000		12,900
5.75%, 3/15/23	90,000		38,700
CIT Group, Inc.
5.00%, 8/1/23	120,000		122,250
Citigroup, Inc.
4.30%, 11/20/26	65,000		65,646
Comcast Corp.
3.38%, 2/15/25	25,000		25,558
FirstEnergy Corp.
7.38%, 11/15/31, Series C	50,000		60,428
Ford Motor Credit Co. LLC
8.13%, 1/15/20	100,000		118,777
General Electric Capital Corp.
5.88%, 1/14/38	10,000		12,288
6.88%, 1/10/39, Series A	40,000		54,882
General Motors Co.
6.25%, 10/2/43	35,000		37,818
Gilead Sciences, Inc.
3.70%, 4/1/24	30,000		30,875
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/37	50,000		60,117
HCA, Inc.
5.00%, 3/15/24	120,000		121,200
Level 3 Financing, Inc.
5.38%, 8/15/22	120,000		121,261
Pacific Gas & Electric Co.
6.05%, 3/1/34	50,000		60,153
Sprint Corp.
7.88%, 9/15/23	120,000		96,900
United Rentals North America, Inc.
5.50%, 7/15/25	120,000		120,450
Verizon Communications, Inc.
6.55%, 9/15/43	50,000		60,503
Wells Fargo & Co.
4.10%, 6/3/26	60,000		61,052

TOTAL CORPORATE BONDS (Cost: $1,860,930)			1,785,080

FOREIGN CORPORATE BONDS - 15.9%

Brazil - 2.5%
Petrobras Global Finance B.V.
5.38%, 1/27/21	100,000		79,970
6.85%, 6/5/2115	60,000		41,106

Total Brazil			121,076

Colombia - 1.9%
Ecopetrol S.A.	80,000		89,400

7.63%, 7/23/19(b)
Indonesia - 2.4%
Majapahit Holding B.V.	100,000		112,750

7.75%, 1/20/20, Reg S
Mexico - 2.0%
Petroleos Mexicanos
6.63%, 6/15/35	100,000		98,020

Peru - 1.6%
Southern Copper Corp.
5.25%, 11/8/42	100,000		75,049

Switzerland - 0.3%
Glencore Funding LLC	20,000		16,216

2.88%, 4/16/20(a)
United Kingdom - 5.2%
BP Capital Markets PLC
3.51%, 3/17/25	65,000		65,351
Virgin Media Secured Finance PLC
5.38%, 4/15/21(a)	180,000		186,075

Total United Kingdom			251,426

TOTAL FOREIGN CORPORATE BONDS (Cost: $786,546)			763,937

FOREIGN GOVERNMENT OBLIGATIONS - 7.2%

Brazil - 0.8%
Brazil Notas do Tesouro Nacional
10.00%, 1/1/23, Series F	200,000	BRL	39,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

November 30, 2015

Investments	Principal Amount		Value
Mexico - 2.7%
Mexican Bonos
10.00%, 12/5/24, Series M 20	1,700,000	MXN	$130,126

Poland - 1.8%
Poland Government International Bond
4.00%, 1/22/24	$80,000		84,742

Russia - 1.9%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30, Reg S	77,350		91,989

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $369,427)			346,070

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.5%

United States - 7.5%
GS Mortgage Securities Trust 5.99%, 8/10/45, Series 2007-GG10, Class AM(c) (Cost: $366,508)	360,000		359,627

BANK LOANS - 3.2%

Canada - 0.8%
1011778 B.C. Unlimited Liability Co. (Burger King/Tim Hortons) 3.75% (LIBOR + 2.75%; LIBOR base rate 1.00%), 12/12/21, 2015 Term Loan B(c)	39,768		39,601

United States - 2.4%
Hilton Worldwide Finance LLC 3.50% (LIBOR + 2.50%; LIBOR base rate 1.00%), 10/26/20, USD Term Loan B2(c)	35,957		35,819
PetSmart, Inc. 4.25% (LIBOR + 3.25%; LIBOR base rate 1.00%), 3/11/22, Term Loan B(c)	39,800		39,176
Univision Communications, Inc. 4.00% (LIBOR + 3.00%; LIBOR base rate 1.00%), 3/1/20, Term Loan C4(c)	39,790		39,255

Total United States			114,250

TOTAL BANK LOANS (Cost: $155,535)			153,851

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

United States - 1.9%
State Street Navigator Securities Lending Prime Portfolio, 0.25%(d) (Cost: $93,200)(e)	93,200		93,200

TOTAL INVESTMENTS IN SECURITIES - 84.2% (Cost: $4,172,007)			4,044,157
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 15.8%			756,333

NET ASSETS - 100.0%			$4,800,490

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

BRL	-	Brazilian real
MXN	-	Mexican peso

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at November 30, 2015 (See Note 2).
(c)	Rate shown reflects the accrual rate as of November 30, 2015 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of November 30, 2015.
(e)	At November 30, 2015, the total market value of the Fund’s securities on loan was $89,400 and the total market value of the collateral held by the Fund was $93,200.

LIBOR	-	London Interbank Offered Rate
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

November 30, 2015

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 32.1%

U.S. Treasury Bonds - 22.1%
U.S. Treasury Inflation Indexed Bond
2.38%, 1/15/25	$227,230		$261,571
3.38%, 4/15/32	335,150		462,701
0.63%, 2/15/43	103,500		89,571
0.75%, 2/15/45	90,946		81,039

Total U.S. Treasury Bonds			894,882

U.S. Treasury Notes - 10.0%
U.S. Treasury Inflation Indexed Note
2.13%, 1/15/19	133,000		141,406
0.63%, 1/15/24	265,156		264,980

Total U.S. Treasury Notes			406,386

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,316,396)			1,301,268

CORPORATE BONDS - 4.1%

United States - 4.1%
Freeport-McMoRan, Inc.
4.00%, 11/14/21	60,000		44,100
HCA, Inc.
5.38%, 2/1/25	40,000		39,450
Samson Investment Co.
9.75%, 2/15/20(a)	100,000		500
Sprint Corp.
7.88%, 9/15/23	100,000		80,750

TOTAL CORPORATE BONDS (Cost: $293,903)			164,800

FOREIGN CORPORATE BONDS - 4.8%

Brazil - 2.1%
Vale Overseas Ltd.
4.38%, 1/11/22(b)	100,000		83,571

Mexico - 2.7%
America Movil S.A.B. de C.V.
5.00%, 3/30/20	100,000		109,565

TOTAL FOREIGN CORPORATE BONDS (Cost: $202,676)			193,136

FOREIGN GOVERNMENT OBLIGATIONS - 29.2%

Australia - 3.5%
Australia Inflation Linked Bond
4.00%, 8/20/20, Series 20CI, Reg S	102,000	AUD	141,299

Brazil - 0.9%
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.00%, 8/15/22, Series B	31,000	BRL	20,046
6.00%, 8/15/50, Series B	30,000	BRL	18,266

Total Brazil			38,312

Canada - 3.8%
Canadian Government Inflation Linked Bond
4.25%, 12/1/26	79,599	CAD	86,025
3.00%, 12/1/36	61,708	CAD	67,864

Total Canada			153,889

Mexico - 5.5%
Mexican Udibonos Inflation Linked Bond
4.00%, 6/13/19, Series S	1,393,737	MXN	89,548
2.50%, 12/10/20, Series S	696,869	MXN	42,054
4.50%, 12/4/25, Series S	1,340,132	MXN	90,771

Total Mexico			222,373

South Africa - 3.6%
South Africa Inflation Linked Bond
2.50%, 1/31/17, Series R211	998,948	ZAR	70,225
5.50%, 12/7/23, Series R197	859,294	ZAR	76,530

Total South Africa			146,755

Sweden - 3.9%
Sweden Inflation Linked Bond
4.00%, 12/1/20, Series 3102	840,000	SEK	156,763

Turkey - 2.1%
Turkey Government Inflation Linked Bond
4.00%, 4/1/20	240,264	TRY	87,748

United Kingdom - 5.9%
United Kingdom Inflation Linked Gilt
1.25%, 11/22/27, Reg S	66,886	GBP	126,701
1.25%, 11/22/32, Reg S	53,803	GBP	111,128

Total United Kingdom			237,829

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,585,864)			1,184,968

	Shares
EXCHANGE-TRADED FUNDS - 7.5%

United States - 7.5%
WisdomTree Emerging Markets High Dividend Fund(c)	500		16,785
WisdomTree Global Natural Resources Fund(c)	7,500		90,908
WisdomTree High Dividend Fund(b)(c)	3,345		198,693

TOTAL EXCHANGE-TRADED FUNDS (Cost: $389,724)			306,386

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Real Return Fund (RRF) (consolidated)

November 30, 2015

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.2%

United States - 5.2%
State Street Navigator Securities Lending Prime Portfolio, 0.25%(d) (Cost: $212,558)(e)	212,558	$212,558

TOTAL INVESTMENTS IN SECURITIES - 82.9% (Cost: $4,001,121)		3,363,116
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 17.1%		692,456

NET ASSETS - 100.0%		$4,055,572

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
GBP	-	British pound
MXN	-	Mexican peso
SEK	-	Swedish krona
TRY	-	Turkish New lira
ZAR	-	South African rand

(a)	Security in default on interest payments.
(b)	Security, or portion thereof, was on loan at November 30, 2015 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of November 30, 2015.
(e)	At November 30, 2015, the total market value of the Fund’s securities on loan was $206,488 and the total market value of the collateral held by the Fund was $212,558.

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

November 30, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 88.5%

U.S. Treasury Bills - 88.5%
U.S. Treasury Bills
0.02%, 3/10/16*	$168,440,000	$168,360,496
0.10%, 3/17/16*(a)	7,025,000	7,021,396

TOTAL INVESTMENTS IN SECURITIES - 88.5% (Cost: $175,458,809)		175,381,892
Cash and Other Assets in Excess of Liabilities - 11.5%		22,893,384

NET ASSETS - 100.0%		$198,275,276

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of November 30, 2015, the Trust offered 84 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund”)	December 18, 2013
WisdomTree Brazilian Real Strategy Fund (“Brazilian Real Strategy Fund”)	May 14, 2008
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund”)	May 14, 2008
WisdomTree Commodity Currency Strategy Fund (“Commodity Currency Strategy Fund”)	September 24, 2010
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund”)	May 6, 2009
WisdomTree Indian Rupee Strategy Fund (“Indian Rupee Strategy Fund”)	May 14, 2008
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011
WisdomTree Australia & New Zealand Debt Fund (“Australia & New Zealand Debt Fund”)	June 25, 2008
WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (“U.S. Aggregate Bond Enhanced Yield Fund”)	July 9, 2015
WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (“U.S. Aggregate Bond Negative Duration Fund”)	December 18, 2013
WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (“U.S. Aggregate Bond Zero Duration Fund”)	December 18, 2013
WisdomTree Bloomberg Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (“High Yield Bond Negative Duration Fund”)	December 18, 2013
WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (“High Yield Bond Zero Duration Fund”)	December 18, 2013
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Japan Interest Rate Strategy Fund (“Japan Interest Rate Strategy Fund”) (consolidated)	December 18, 2013
WisdomTree Strategic Corporate Bond Fund (“Strategic Corporate Bond Fund”)	January 31, 2013
WisdomTree Western Asset Unconstrained Bond Fund (“Unconstrained Bond Fund”)	June 11, 2015
WisdomTree Global Real Return Fund (“Global Real Return Fund”) (consolidated)	July 14, 2011
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

Consolidation of Subsidiaries

The schedule of investments of the Managed Futures Strategy Fund and Global Real Return Fund (each an “Alternative Fund”) and Japan Interest Rate Strategy Fund, include the investments of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary”). For each Alternative Fund and Japan Interest Rate Strategy Fund, the accompanying schedules of investments reflect the investments on a consolidated basis with its respective Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Alternative Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. The Japan Interest Rate Strategy Fund seeks to gain short exposure to Japanese government bonds, in whole or in part, through investments in its Subsidiary. Each Alternative Fund’s and Japan Interest Rate Strategy Fund’s investment in its Subsidiary may not exceed 25% of each respective Alternative Fund’s and Japan Interest Rate Strategy Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved

Notes to Schedule of Investments (unaudited) (continued)

by the Board of Trustees. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and TBA securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Except for U.S. Dollar Bullish Fund, forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value forward foreign currency contracts. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Indian Rupee Strategy Fund, Asia Local Debt Fund, Emerging Markets Corporate Bond Fund, Emerging Markets Local Debt Fund, and the Strategic Corporate Bond Fund, WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures and option contracts generally are valued at the settlement price on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves,

Notes to Schedule of Investments (unaudited) (continued)

prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing each Fund’s assets:

U.S. Dollar Bullish Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$251,874,711	$—

Total	$—	$251,874,711	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	5,968,025	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(552,730)	—

Total - Net	$—	$257,290,006	$—

Brazilian Real Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$11,996,674	$—
Repurchase Agreement	—	3,353,000	—

Total	$—	$15,349,674	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	823,757	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(860,599)	—

Total - Net	$—	$15,312,832	$—

Chinese Yuan Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$34,964,786	$—
Time Deposits	—	13,072,811	—
Repurchase Agreement	—	16,620,000	—

Total	$—	$64,657,597	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	95,294	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(620,387)	—

Total - Net	$—	$64,132,504	$—

Commodity Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$4,848,885	$—
Repurchase Agreement	—	1,285,000	—

Total	$—	$6,133,885	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	123,040	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(175,556)	—

Total - Net	$—	$6,081,369	$—

Notes to Schedule of Investments (unaudited)(continued)

Emerging Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$34,822,908	$—
Repurchase Agreement	—	16,310,000	—

Total	$—	$51,132,908	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	360,549	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,186,602)	—

Total - Net	$—	$50,306,855	$—

Indian Rupee Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$7,771,212	$—
Repurchase Agreement	—	2,728,000	—

Total	$—	$10,499,212	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	21,213	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(256,015)	—

Total - Net	$—	$10,264,410	$—

Asia Local Debt Fund	Level 1	Level 2	Level 3
Foreign Corporate Bond	$—	$1,596,382	$—
Foreign Government Agencies	—	4,532,745	—
Foreign Government Obligations*	—	21,287,221	—
Supranational Bonds	—	4,453,948	—
Repurchase Agreement	—	1,500,000	—
Investment of Cash Collateral for Securities Loaned	—	686,600	—

Total	$—	$34,056,896	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	49,154	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3,315)	—

Total - Net	$—	$34,102,735	$—

Australia & New Zealand Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$77,616,978	$—
Foreign Government Obligations*	—	64,742,989	—
Supranational Bonds	—	53,421,233	—
Investment of Cash Collateral for Securities Loaned	—	488,592	—

Total	$—	$196,269,792	$—

U.S. Aggregate Bond Enhanced Yield Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$1,237,617	$—
U.S. Government Obligations	—	821,353	—
Corporate Bonds	—	1,989,668	—
Foreign Corporate Bonds*	—	265,930	—
Foreign Government Agencies	—	54,274	—
Foreign Government Obligations*	—	145,992	—
Commercial Mortgage-Backed Securities	—	350,967	—
Municipal Bond	—	29,552	—

Total	$—	$4,895,353	$—

U.S. Aggregate Bond Negative Duration Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$5,281,800	$—
U.S. Government Obligations	—	5,586,811	—
Corporate Bonds	—	4,012,633	—
Foreign Corporate Bonds*	—	481,512	—
Foreign Government Agencies	—	148,067	—
Foreign Government Obligations*	—	228,084	—
Supranational Bond	—	272,539	—
Commercial Mortgage-Backed Securities	—	814,744	—
Municipal Bond	—	193,098	—

Total	$—	$17,019,288	$—

Unrealized Depreciation on Futures Contracts	(36,258)	—	—

Total - Net	$(36,258)	$17,019,288	$—

Notes to Schedule of Investments (unaudited)(continued)

U.S. Aggregate Bond Zero Duration Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$9,035,338	$—
U.S. Government Obligations	—	9,064,390	—
Corporate Bonds	—	6,696,608	—
Foreign Corporate Bonds*	—	845,944	—
Foreign Government Obligations*	—	412,495	—
Supranational Bond	—	633,351	—
Commercial Mortgage-Backed Securities	—	1,302,822	—
Municipal Bond	—	267,366	—

Total	$—	$28,258,314	$—

Unrealized Depreciation on Futures Contracts	(38,291)	—	—
U.S. Government Agencies Sold Short	—	(235,006)	—

Total - Net	$(38,291)	$28,023,308	$—

Floating Rate Treasury Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,247,724	$—

High Yield Bond Negative Duration Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$10,823,855	$—
Foreign Corporate Bonds*	—	763,072	—
Investment of Cash Collateral for Securities Loaned	—	360,320	—

Total	$—	$11,947,247	$—

Unrealized Depreciation on Futures Contracts	(20,788)	—	—

Total - Net	$(20,788)	$11,947,247	$—

High Yield Bond Zero Duration Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$11,854,867	$—
Foreign Corporate Bonds*	—	1,151,251	—
Investment of Cash Collateral for Securities Loaned	—	408,648	—

Total	$—	$13,414,766	$—

Unrealized Depreciation on Futures Contracts	(6,766)	—	—

Total - Net	$(6,766)	$13,414,766	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
Foreign Corporate Bonds*	$—	$66,327,497	$—
Foreign Government Agencies	—	2,769,140	—
Foreign Government Obligations	—	373,276	—
Supranational Bonds	—	2,967,376	—
Investment of Cash Collateral for Securities Loaned	—	5,119,758	—

Total	$—	$77,557,047	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$3,057,784	$—
Foreign Government Obligations*	—	398,381,693	—
Supranational Bonds	—	18,976,952	—
Repurchase Agreement	—	10,000,000	—

Total	$—	$430,416,429	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,073,084	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(87,709)	—

Total - Net	$—	$431,401,804	$—

Japan Interest Rate Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$4,699,345	$—

Total	$—	$4,699,345	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	31,340	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(46)	—
Unrealized Depreciation on Futures Contracts	(27,823)	—	—

Total - Net	$(27,823)	$4,730,639	$—

Notes to Schedule of Investments (unaudited)(continued)

Strategic Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,174,517	$—
Foreign Corporate Bonds*	—	2,494,804	—
Preferred Stock	176,817	—	—
Investment of Cash Collateral for Securities Loaned	—	233,640	—

Total	$176,817	$6,902,961	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	15,653	—

Total - Net	$176,817	$6,918,614	$—

Unconstrained Bond Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$542,392	$—
Corporate Bonds	—	1,785,080	—
Foreign Corporate Bonds*	—	763,937	—
Foreign Government Obligations*	—	346,070	—
Commercial Mortgage-Backed Securities	—	359,627	—
Bank Loans*	—	153,851	—
Investment of Cash Collateral for Securities Loaned	—	93,200	—

Total	$—	$4,044,157	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	6,012	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(5,546)	—
Unrealized Depreciation on Futures Contracts	(6,477)	—	—

Total - Net	$(6,477)	$4,044,623	$—

Global Real Return Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,301,268	$—
Corporate Bonds	—	164,800	—
Foreign Corporate Bonds*	—	193,136	—
Foreign Government Obligations*	—	1,184,968	—
Exchange-Traded Funds	306,386	—	—
Investment of Cash Collateral for Securities Loaned	—	212,558	—

Total	$306,386	$3,056,730	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	36,076	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(9,853)	—
Unrealized Depreciation on Futures Contracts	(8,101)	—	—

Total - Net	$298,285	$3,082,953	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$175,381,892	$—

Total	$—	$175,381,892	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	120,741	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(568,225)	—
Unrealized Appreciation on Futures Contracts	4,473,580	—	—
Unrealized Depreciation on Futures Contracts	(23,086)	—	—

Total - Net	$4,450,494	$174,934,408	$—

*	Please refer to the Schedule of Investments for a breakdown by country.

There were no Level 3 securities at or during the period ended November 30, 2015.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

There were no transfers into or out of any fair value measurement levels during the period ended November 30, 2015.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts, futures contracts and options contracts during the period ended November 30, 2015 which are detailed in the tables herein. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at November 30, 2015 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At November 30, 2015, no event occurred that triggered a credit-risk-related contingent feature.

Notes to Schedule of Investments (unaudited)(continued)

As of November 30, 2015, collateral for derivative instruments was as follows:

	Value of Collateral Posted			Value of Collateral Received
Fund	Cash	Securities	Total	Cash	Securities	Total
U.S. Dollar Bullish Fund	$—	$—	$—	$—	$2,054,109	$2,054,109
Chinese Yuan Strategy Fund	170,000	—	170,000	—	—	—
Emerging Currency Strategy Fund	120,000	—	120,000	—	—	—
U.S. Aggregate Bond Negative Duration Fund	381,991	—	381,991	—	—	—
U.S. Aggregate Bond Zero Duration Fund	268,400	—	268,400	—	—	—
High Yield Bond Negative Duration Fund	314,327	—	314,327	—	—	—
High Yield Bond Zero Duration Fund	112,440	—	112,440	—	—	—
Emerging Markets Local Debt Fund	—	—	—	—	283,179	283,179
Japan Interest Rate Strategy Fund (consolidated)	8,305	31,998	40,303	—	—	—
Unconstrained Bond Fund	35,006	—	35,006	—	—	—
Global Real Return Fund (consolidated)	29,168	—	29,168	—	—	—
Managed Futures Strategy Fund (consolidated)	—	7,021,396	7,021,396	—	—	—

During the period ended November 30, 2015, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional				Average Market Value
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Futures contracts (long)	Futures contracts (short)	Purchased options	Written options
U.S. Dollar Bullish Fund
Foreign exchange contracts	$345,317,642	$646,967,266	$—	$—	$—	$—
Brazilian Real Strategy Fund
Foreign exchange contracts	22,671,123	6,155,397	—	—	—	—
Chinese Yuan Strategy Fund
Foreign exchange contracts	72,743,242	13,036,119	—	—	—	—
Commodity Currency Strategy Fund
Foreign exchange contracts	9,846,121	3,473,026	—	—	—	—
Emerging Currency Strategy Fund
Foreign exchange contracts	86,037,020	28,529,915	—	—	—	—
Indian Rupee Strategy Fund
Foreign exchange contracts	17,952,058	5,850,924	—	—	—	—
Asia Local Debt Fund
Foreign exchange contracts	3,165,628	622,072	—	—	—	—
U.S. Aggregate Bond Negative Duration Fund
Interest rate contracts	—	—	—	19,984,100	—	—
U.S. Aggregate Bond Zero Duration Fund
Interest rate contracts	—	—	—	26,898,051	—	—
High Yield Bond Negative Duration Fund
Interest rate contracts	—	—	—	12,689,008	—	—
High Yield Bond Zero Duration Fund
Interest rate contracts	—	—	—	13,448,006	—	—

Notes to Schedule of Investments (unaudited)(continued)

Emerging Markets Local Debt Fund
Foreign exchange contracts	22,625,749	7,568,374	—	—	—	—
Japan Interest Rate Strategy Fund (consolidated)
Foreign exchange contracts	1,515,971	2,979,469	—	—	—	—
Interest rate contracts	—	—	—	4,832,055	—	—
Strategic Corporate Bond Fund
Foreign exchange contracts	—	560,223	—	—	—	—
Unconstrained Bond Fund
Foreign exchange contracts	183,205	196,438	—	—	—	—
Interest rate contracts	—	—	—	1,433,653	317	340
Global Real Return Fund (consolidated)
Commodity contracts	—	—	218,853	—	—	—
Foreign exchange contracts	113,925	1,387,990	—	—	—	—
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	6,631,855	79,012,942	—	—
Foreign exchange contracts	39,130,203	23,718,567	17,190,263	38,177,700	—	—
Interest rate contracts	—	—	27,422,813	8,712,594	—	—

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income including amortization of premiums and discounts is accrued daily. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Repurchase Agreements - Each Fund’s custodian or a third party custodian under tri-party repurchase agreements may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold. Each Fund may enter into Forward Contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both Forward Contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following Forward Contracts were open at November 30, 2015:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
U.S. Dollar Bullish Fund	12/3/2015	AUD	4,689,311	USD	3,338,461	$(52,655)
	12/3/2015	AUD	4,689,311	USD	3,338,719	(52,397)
	12/3/2015	AUD	3,572,809	USD	2,543,636	(40,072)
	12/3/2015	AUD	4,689,311	USD	3,339,094	(52,022)
	12/3/2015	AUD	4,689,311	USD	3,338,714	(52,402)

Notes to Schedule of Investments (unaudited)(continued)

12/3/2015	AUD	257,163	USD	182,919	(3,051)
12/3/2015	AUD	504,446	USD	364,793	(2)
12/3/2015	BRL	4,602,895	USD	1,181,760	(7,538)
12/3/2015	BRL	4,602,895	USD	1,182,185	(7,113)
12/3/2015	BRL	4,602,895	USD	1,180,018	(9,280)
12/3/2015	BRL	4,602,895	USD	1,178,779	(10,519)
12/3/2015	BRL	3,506,968	USD	898,531	(7,600)
12/3/2015	BRL	243,350	USD	63,422	545
12/3/2015	BRL	482,798	USD	129,436	4,691
12/3/2015	CAD	8,231,195	USD	6,293,781	130,235
12/3/2015	CAD	8,231,195	USD	6,293,598	130,052
12/3/2015	CAD	8,231,195	USD	6,293,756	130,211
12/3/2015	CAD	6,271,387	USD	4,795,350	99,315
12/3/2015	CAD	8,231,195	USD	6,293,545	129,999
12/3/2015	CAD	448,971	USD	337,247	1,056
12/3/2015	CAD	893,459	USD	669,540	515
12/3/2015	CHF	2,231,561	USD	2,259,788	90,730
12/3/2015	CHF	2,231,561	USD	2,259,660	90,602
12/3/2015	CHF	2,231,561	USD	2,259,545	90,487
12/3/2015	CHF	2,231,561	USD	2,259,644	90,586
12/3/2015	CHF	1,700,237	USD	1,721,721	69,105
12/3/2015	CHF	126,871	USD	125,123	1,806
12/3/2015	CHF	251,419	USD	246,894	2,517
12/3/2015	CNH	10,103,670	USD	1,591,870	19,358
12/3/2015	CNH	10,103,670	USD	1,591,994	19,482
12/3/2015	CNH	10,103,670	USD	1,593,387	20,876
12/3/2015	CNH	7,698,039	USD	1,214,068	15,963
12/3/2015	CNH	10,103,670	USD	1,593,010	20,498
12/3/2015	CNH	563,303	USD	87,733	62
12/3/2015	CNH	1,124,267	USD	174,898	(81)
12/3/2015	EUR	14,914,901	USD	16,407,525	648,977
12/3/2015	EUR	14,914,901	USD	16,407,196	648,649
12/3/2015	EUR	14,914,901	USD	16,406,764	648,217
12/3/2015	EUR	11,363,737	USD	12,501,361	494,845
12/3/2015	EUR	14,914,901	USD	16,407,167	648,619
12/3/2015	EUR	856,083	USD	911,603	7,096
12/3/2015	EUR	1,688,984	USD	1,798,234	13,715
12/3/2015	GBP	3,331,237	USD	5,134,765	117,626
12/3/2015	GBP	3,331,237	USD	5,134,479	117,340
12/3/2015	GBP	2,538,087	USD	3,912,187	89,602
12/3/2015	GBP	3,331,237	USD	5,134,479	117,340
12/3/2015	GBP	3,331,237	USD	5,134,519	117,380
12/3/2015	GBP	183,599	USD	279,307	2,790
12/3/2015	GBP	364,948	USD	554,430	4,786
12/3/2015	JPY	1,199,445,590	USD	9,942,601	198,865
12/3/2015	JPY	1,199,445,590	USD	9,942,230	198,494
12/3/2015	JPY	1,199,445,590	USD	9,942,280	198,544
12/3/2015	JPY	1,199,445,590	USD	9,942,362	198,626
12/3/2015	JPY	913,863,311	USD	7,575,504	151,705
12/3/2015	JPY	67,514,236	USD	547,115	(1,339)
12/3/2015	JPY	133,694,059	USD	1,087,858	1,790
12/3/2015	KRW	2,190,947,733	USD	1,919,611	27,743
12/3/2015	KRW	2,190,947,733	USD	1,919,779	27,911
12/3/2015	KRW	2,190,947,733	USD	1,915,499	23,631
12/3/2015	KRW	2,190,947,733	USD	1,915,753	23,885
12/3/2015	KRW	1,669,293,515	USD	1,458,714	17,291
12/3/2015	KRW	115,961,464	USD	99,028	(1,104)
12/3/2015	KRW	227,840,961	USD	197,299	560
12/3/2015	MXN	88,794,472	USD	5,361,516	5,800
12/3/2015	MXN	88,794,472	USD	5,363,993	8,278
12/3/2015	MXN	88,794,472	USD	5,363,758	8,043
12/3/2015	MXN	88,794,472	USD	5,363,766	8,051
12/3/2015	MXN	67,652,935	USD	4,086,406	5,860
12/3/2015	MXN	4,816,276	USD	287,589	(2,909)
12/3/2015	MXN	9,487,963	USD	573,172	897
12/3/2015	USD	352,363	AUD	494,158	4,992
12/3/2015	USD	177,340	AUD	246,730	1,085
12/3/2015	USD	3,394,250	AUD	4,693,662	13
12/3/2015	USD	3,394,363	AUD	4,693,662	(100)
12/3/2015	USD	3,394,456	AUD	4,693,662	(194)
12/3/2015	USD	3,394,428	AUD	4,693,662	(165)
12/3/2015	USD	2,586,111	AUD	3,576,126	(4)
12/3/2015	USD	122,983	BRL	477,175	309
12/3/2015	USD	62,750	BRL	238,323	(1,172)
12/3/2015	USD	1,190,264	BRL	4,605,131	(389)
12/3/2015	USD	1,193,348	BRL	4,605,131	(3,473)

Notes to Schedule of Investments (unaudited)(continued)

12/3/2015	USD	1,188,697	BRL	4,605,131	1,178
12/3/2015	USD	1,190,264	BRL	4,605,131	(389)
12/3/2015	USD	908,031	BRL	3,508,674	(1,458)
12/3/2015	USD	659,980	CAD	864,670	(12,513)
12/3/2015	USD	331,707	CAD	432,757	(7,657)
12/3/2015	USD	6,170,471	CAD	8,240,645	151
12/3/2015	USD	6,170,637	CAD	8,240,645	(15)
12/3/2015	USD	6,170,337	CAD	8,240,645	285
12/3/2015	USD	4,701,458	CAD	6,278,590	(29)
12/3/2015	USD	6,170,323	CAD	8,240,645	299
12/3/2015	USD	247,334	CHF	243,823	(10,341)
12/3/2015	USD	122,909	CHF	121,626	(4,690)
12/3/2015	USD	2,171,674	CHF	2,234,257	5
12/3/2015	USD	2,171,619	CHF	2,234,257	60
12/3/2015	USD	2,171,579	CHF	2,234,257	100
12/3/2015	USD	2,171,575	CHF	2,234,257	104
12/3/2015	USD	1,654,611	CHF	1,702,294	4
12/3/2015	USD	171,511	CNH	1,090,839	(1,735)
12/3/2015	USD	85,953	CNH	546,597	(882)
12/3/2015	USD	1,574,182	CNH	10,114,199	(31)
12/3/2015	USD	1,574,287	CNH	10,114,199	(137)
12/3/2015	USD	1,574,288	CNH	10,114,199	(137)
12/3/2015	USD	1,199,265	CNH	7,706,057	88
12/3/2015	USD	1,574,317	CNH	10,114,199	(166)
12/3/2015	USD	1,808,965	EUR	1,641,310	(74,816)
12/3/2015	USD	898,185	EUR	818,868	(32,999)
12/3/2015	USD	15,777,368	EUR	14,932,728	15
12/3/2015	USD	15,776,920	EUR	14,932,728	463
12/3/2015	USD	12,020,853	EUR	11,377,318	11
12/3/2015	USD	15,776,636	EUR	14,932,728	747
12/3/2015	USD	15,776,636	EUR	14,932,728	747
12/3/2015	USD	544,816	GBP	353,484	(12,438)
12/3/2015	USD	272,649	GBP	176,665	(6,576)
12/3/2015	USD	5,022,814	GBP	3,335,100	143
12/3/2015	USD	5,022,697	GBP	3,335,100	260
12/3/2015	USD	5,022,961	GBP	3,335,100	(3)
12/3/2015	USD	5,022,717	GBP	3,335,100	240
12/3/2015	USD	3,827,027	GBP	2,541,033	(5)
12/3/2015	USD	1,073,632	JPY	129,604,358	(20,787)
12/3/2015	USD	535,505	JPY	64,806,783	(9,045)
12/3/2015	USD	9,755,066	JPY	1,200,872,993	266
12/3/2015	USD	9,755,327	JPY	1,200,872,993	5
12/3/2015	USD	9,754,884	JPY	1,200,872,993	448
12/3/2015	USD	7,432,636	JPY	914,950,853	(3)
12/3/2015	USD	9,754,868	JPY	1,200,872,993	464
12/3/2015	USD	195,140	KRW	222,069,555	(3,385)
12/3/2015	USD	97,782	KRW	110,572,023	(2,304)
12/3/2015	USD	1,893,952	KRW	2,193,291,511	(61)
12/3/2015	USD	1,890,769	KRW	2,193,291,511	3,123
12/3/2015	USD	1,893,952	KRW	2,193,291,511	(61)
12/3/2015	USD	1,893,952	KRW	2,193,291,511	(61)
12/3/2015	USD	1,441,182	KRW	1,671,079,250	1,783
12/3/2015	USD	561,460	MXN	9,255,912	(3,182)
12/3/2015	USD	280,471	MXN	4,607,023	(2,594)
12/3/2015	USD	5,361,302	MXN	88,887,146	3
12/3/2015	USD	5,361,940	MXN	88,887,146	(635)
12/3/2015	USD	5,361,642	MXN	88,887,146	(337)
12/3/2015	USD	4,084,872	MXN	67,723,543	(68)
12/3/2015	USD	5,361,941	MXN	88,887,146	(636)
1/6/2016	AUD	4,605,743	USD	3,324,223	(603)
1/6/2016	AUD	4,605,743	USD	3,324,890	65
1/6/2016	AUD	4,605,743	USD	3,324,978	152
1/6/2016	AUD	3,509,142	USD	2,533,179	(24)
1/6/2016	AUD	4,605,743	USD	3,324,895	69
1/6/2016	BRL	4,521,225	USD	1,156,324	(364)
1/6/2016	BRL	4,521,225	USD	1,159,943	3,256
1/6/2016	BRL	4,521,225	USD	1,156,531	(157)
1/6/2016	BRL	3,444,746	USD	882,605	1,319
1/6/2016	BRL	4,521,225	USD	1,157,211	524
1/6/2016	CAD	8,324,227	USD	6,232,962	(263)
1/6/2016	CAD	8,324,227	USD	6,232,500	(725)
1/6/2016	CAD	8,324,227	USD	6,232,738	(487)
1/6/2016	CAD	8,324,227	USD	6,232,794	(431)
1/6/2016	CAD	6,342,270	USD	4,749,064	(61)
1/6/2016	CHF	2,402,038	USD	2,340,162	(1,092)
1/6/2016	CHF	2,402,038	USD	2,340,946	(308)

Notes to Schedule of Investments (unaudited)(continued)

	1/6/2016	CHF	2,402,038	USD	2,341,090	(164)
	1/6/2016	CHF	2,402,038	USD	2,340,939	(315)
	1/6/2016	CHF	1,830,128	USD	1,783,558	(259)
	1/6/2016	CNH	10,519,520	USD	1,630,473	463
	1/6/2016	CNH	10,519,520	USD	1,629,655	(355)
	1/6/2016	CNH	10,519,520	USD	1,629,821	(188)
	1/6/2016	CNH	10,519,520	USD	1,630,397	387
	1/6/2016	CNH	8,014,875	USD	1,241,756	(157)
	1/6/2016	EUR	16,113,019	USD	17,042,531	(1,299)
	1/6/2016	EUR	16,113,019	USD	17,042,466	(1,363)
	1/6/2016	EUR	12,276,587	USD	12,985,351	(425)
	1/6/2016	EUR	16,113,019	USD	17,042,547	(1,283)
	1/6/2016	EUR	16,113,019	USD	17,042,337	(1,492)
	1/6/2016	GBP	3,410,505	USD	5,137,326	(151)
	1/6/2016	GBP	3,410,505	USD	5,137,199	(277)
	1/6/2016	GBP	3,410,505	USD	5,137,104	(373)
	1/6/2016	GBP	3,410,505	USD	5,137,107	(369)
	1/6/2016	GBP	2,598,482	USD	3,914,234	(37)
	1/6/2016	JPY	1,245,223,060	USD	10,128,656	(413)
	1/6/2016	JPY	1,245,223,060	USD	10,128,631	(438)
	1/6/2016	JPY	1,245,223,060	USD	10,128,046	(1,023)
	1/6/2016	JPY	1,245,223,060	USD	10,116,362	(12,707)
	1/6/2016	JPY	948,741,383	USD	7,717,329	(57)
	1/6/2016	KRW	2,124,767,327	USD	1,829,850	(3,006)
	1/6/2016	KRW	2,124,767,327	USD	1,829,456	(3,400)
	1/6/2016	KRW	2,124,767,327	USD	1,832,249	(608)
	1/6/2016	KRW	1,618,870,346	USD	1,394,467	(1,995)
	1/6/2016	KRW	2,124,767,327	USD	1,832,565	(292)
	1/6/2016	MXN	87,569,276	USD	5,270,774	856
	1/6/2016	MXN	87,569,276	USD	5,270,707	789
	1/6/2016	MXN	87,569,276	USD	5,270,074	156
	1/6/2016	MXN	66,719,453	USD	4,015,164	(12)
	1/6/2016	MXN	87,569,276	USD	5,270,869	951

						$5,415,295

Brazilian Real Strategy Fund	12/2/2015	BRL	18,143,104	USD	4,825,294	$195,593
	12/2/2015	BRL	11,262,212	USD	3,001,656	127,799
	12/2/2015	USD	4,959,300	BRL	18,143,104	(329,599)
	12/2/2015	USD	3,077,696	BRL	11,262,212	(203,839)
	1/5/2016	USD	3,137,479	BRL	13,200,000	199,386
	1/5/2016	USD	4,249,292	BRL	18,000,000	300,979
	3/2/2016	USD	4,800,751	BRL	18,550,104	(197,805)
	3/2/2016	USD	3,002,078	BRL	11,577,212	(129,356)

						$(36,842)

Chinese Yuan Strategy Fund	3/10/2016	CNH	15,910,747	USD	2,482,369	$33,071
	3/10/2016	USD	2,638,204	CNH	17,311,893	26,786
	3/10/2016	USD	425,018	CNH	2,735,000	(3,992)
	4/13/2016	CNY	16,372,463	USD	2,546,262	35,437
	4/13/2016	USD	17,121,530	CNH	110,100,000	(219,676)
	4/13/2016	USD	1,920,742	CNH	12,500,000	(1,822)
	4/13/2016	USD	5,238,288	CNY	33,724,620	(66,395)
	4/13/2016	USD	3,932,541	CNY	25,300,000	(52,619)
	4/13/2016	USD	7,752,457	CNY	50,030,480	(79,953)
	4/29/2016	USD	18,085,813	CNY	116,834,354	(195,930)

						$(525,093)

Commodity Currency Strategy Fund	12/2/2015	AUD	1,146,836	USD	831,110	$113
	12/2/2015	BRL	2,840,227	USD	755,882	31,122
	12/2/2015	CAD	1,092,373	USD	821,208	896
	12/2/2015	CLP	542,545,885	USD	759,868	(3,340)
	12/2/2015	NOK	6,854,687	USD	792,144	2,616
	12/2/2015	NZD	1,230,264	USD	808,265	(2,417)
	12/2/2015	RUB	45,070,762	USD	686,636	4,236
	12/2/2015	USD	818,160	AUD	1,146,836	12,838
	12/2/2015	USD	727,804	BRL	2,840,227	(3,044)
	12/2/2015	USD	825,584	CAD	1,092,373	(5,273)

Notes to Schedule of Investments (unaudited)(continued)

	12/2/2015	USD	773,629	CLP	542,545,885	(10,420)
	12/2/2015	USD	825,559	NOK	6,854,687	(36,031)
	12/2/2015	USD	790,301	NZD	1,230,264	20,382
	12/2/2015	USD	651,437	RUB	45,070,762	30,962
	12/2/2015	USD	803,408	ZAR	10,720,514	(59,960)
	12/2/2015	ZAR	10,720,514	USD	758,096	14,648
	1/5/2016	USD	769,216	BRL	2,916,867	(31,853)
	3/2/2016	USD	779,553	AUD	1,080,630	(128)
	3/2/2016	USD	779,167	CAD	1,036,522	(821)
	3/2/2016	USD	773,576	CLP	557,361,775	2,964
	3/2/2016	USD	777,401	NOK	6,734,092	(2,516)
	3/2/2016	USD	781,794	NZD	1,197,053	2,263
	3/2/2016	USD	780,330	RUB	52,589,885	(4,794)
	3/2/2016	USD	769,485	ZAR	11,059,121	(14,959)

						$(52,516)

Emerging Currency Strategy Fund	12/2/2015	BRL	1,620,446	USD	424,423	$10,922
	12/2/2015	BRL	11,771,837	USD	3,132,891	128,990
	12/2/2015	USD	3,431,754	BRL	13,392,283	(14,353)
	1/5/2016	USD	3,137,348	BRL	11,896,825	(129,916)
	2/2/2016	CLP	323,623,799	USD	462,122	9,782
	2/2/2016	CNH	3,015,787	USD	470,335	4,373
	2/2/2016	COP	1,394,825,245	USD	483,810	42,937
	2/2/2016	IDR	6,433,875,938	USD	460,747	1,840
	2/2/2016	INR	31,102,317	USD	467,212	6,318
	2/2/2016	KRW	564,452,798	USD	494,180	6,701
	2/2/2016	MXN	7,945,995	USD	475,998	(595)
	2/2/2016	PHP	22,021,766	USD	466,464	1,609
	2/2/2016	PLN	1,822,213	USD	465,227	15,196
	2/2/2016	RUB	29,472,900	USD	453,081	14,960
	2/2/2016	THB	16,911,457	USD	472,915	2,598
	2/2/2016	TRY	1,353,044	USD	460,172	2,930
	2/2/2016	USD	3,858,190	CLP	2,663,597,745	(135,195)
	2/2/2016	USD	116,570	CLP	80,934,832	(3,445)
	2/2/2016	USD	3,834,850	CNH	24,713,692	(16,401)
	2/2/2016	USD	118,350	CNH	756,492	(1,466)
	2/2/2016	USD	3,916,498	COP	11,573,936,836	(258,230)
	2/2/2016	USD	122,605	COP	349,057,005	(12,276)
	2/2/2016	USD	3,787,284	IDR	53,646,874,082	39,170
	2/2/2016	USD	117,140	IDR	1,628,250,653	(1,003)
	2/2/2016	USD	1,316,383	INR	86,940,518	(28,041)
	2/2/2016	USD	1,277,956	INR	84,383,445	(27,507)
	2/2/2016	USD	1,277,763	INR	84,383,447	(27,313)
	2/2/2016	USD	118,311	INR	7,817,973	(2,459)
	2/2/2016	USD	4,073,264	KRW	4,625,353,802	(78,658)
	2/2/2016	USD	124,199	KRW	141,027,950	(2,403)
	2/2/2016	USD	3,933,417	MXN	65,118,316	(27,686)
	2/2/2016	USD	119,420	MXN	1,970,728	(1,217)
	2/2/2016	USD	3,856,681	PHP	181,302,556	(29,588)
	2/2/2016	USD	117,067	PHP	5,510,338	(750)
	2/2/2016	USD	3,843,999	PLN	14,939,894	(154,298)
	2/2/2016	USD	117,086	PLN	455,285	(4,645)
	2/2/2016	USD	3,706,500	RUB	249,614,257	4,063
	2/2/2016	USD	114,573	RUB	7,378,521	(4,890)
	2/2/2016	USD	3,909,432	THB	138,941,219	(45,392)
	2/2/2016	USD	118,402	THB	4,235,243	(617)
	2/2/2016	USD	3,738,199	TRY	11,131,982	23,697
	2/2/2016	USD	112,250	TRY	326,285	(1,987)
	2/2/2016	USD	3,631,432	ZAR	50,537,909	(165,744)
	2/2/2016	USD	108,742	ZAR	1,529,558	(3,851)
	2/2/2016	ZAR	6,157,713	USD	435,344	13,073
	2/3/2016	MYR	1,839,824	USD	425,393	(6,676)
	2/3/2016	USD	3,539,489	MYR	15,202,106	30,612
	2/3/2016	USD	107,502	MYR	461,074	778

						$(826,053)

Indian Rupee Strategy Fund	2/2/2016	INR	1,442,924	USD	21,675	$293
	2/2/2016	INR	140,246,739	USD	2,099,188	20,920
	2/2/2016	USD	3,506,675	INR	231,545,752	(75,478)
	2/2/2016	USD	3,506,144	INR	231,545,759	(74,947)

Notes to Schedule of Investments (unaudited)(continued)

	2/2/2016	USD	3,612,117	INR	238,562,284	(76,945)
	2/2/2016	USD	2,103,101	INR	140,003,449	(28,438)
	2/2/2016	USD	20,762	INR	1,387,084	(207)

						$(234,802)

Asia Local Debt Fund	12/16/2015	INR	19,665,000	USD	298,000	$4,379
	12/16/2015	KRW	673,000,000	USD	590,351	8,281
	12/16/2015	USD	843,320	INR	57,000,000	7,753
	12/16/2015	USD	96,308	INR	6,500,000	745
	12/16/2015	USD	334,035	KRW	397,000,000	9,326
	12/16/2015	USD	313,326	KRW	372,000,000	8,412
	12/16/2015	USD	603,735	THB	21,982,000	8,449
	12/16/2015	USD	131,868	THB	4,800,000	1,809
	12/16/2015	USD	166,154	TWD	5,401,662	(733)
	12/16/2015	USD	507,880	TWD	16,500,000	(2,582)

						$45,839

Emerging Markets Local Debt Fund	12/1/2015	BRL	9,884,674	USD	2,633,104	$110,764
	12/2/2015	USD	972,282	COP	3,010,183,851	(16,144)
	12/16/2015	INR	24,565,000	USD	366,095	(687)
	12/16/2015	INR	32,510,000	USD	483,708	(1,703)
	12/16/2015	INR	8,145,000	USD	122,279	665
	12/16/2015	INR	10,585,000	USD	160,330	2,284
	12/16/2015	KRW	875,000,000	USD	730,689	(26,088)
	12/16/2015	KRW	290,000,000	USD	243,985	(6,833)
	12/16/2015	KRW	591,000,000	USD	505,682	(5,467)
	12/16/2015	KRW	296,000,000	USD	253,269	(2,738)
	12/16/2015	KRW	589,000,000	USD	505,753	(3,666)
	12/16/2015	KRW	878,000,000	USD	753,454	(5,918)
	12/16/2015	USD	475,262	INR	32,180,000	5,221
	12/16/2015	USD	645,149	INR	43,625,000	6,220
	12/16/2015	USD	1,807,362	INR	119,810,000	(18,465)
	12/16/2015	USD	969,277	KRW	1,161,000,000	34,858
	12/16/2015	USD	9,981,674	KRW	11,863,818,360	279,199
	12/16/2015	USD	1,318,190	KRW	1,532,000,000	6,819
	12/16/2015	USD	9,091,492	TRY	28,370,000	627,054

						$985,375

Japan Interest Rate Strategy Fund (consolidated)	12/4/2015	JPY	33,070,000	USD	274,112	$5,857
	12/4/2015	JPY	57,843,000	USD	479,451	10,244
	12/4/2015	JPY	1,704,500	USD	14,128	302
	12/4/2015	JPY	64,501,600	USD	534,644	11,425
	12/4/2015	JPY	19,787,500	USD	164,015	3,505
	12/4/2015	USD	174,338	JPY	21,492,000	(1)
	12/4/2015	USD	523,212	JPY	64,501,600	7
	12/4/2015	USD	268,256	JPY	33,070,000	(1)
	12/4/2015	USD	469,207	JPY	57,843,000	—
	1/7/2016	JPY	57,843,000	USD	469,834	(2)
	1/7/2016	JPY	21,492,000	USD	174,559	(11)
	1/7/2016	JPY	64,501,600	USD	523,896	(24)
	1/7/2016	JPY	3,259,000	USD	26,472	—
	1/7/2016	JPY	33,070,000	USD	268,608	(7)

						$31,294

Strategic Corporate Bond Fund	2/16/2016	EUR	26,620	USD	29,126	$946
	2/16/2016	EUR	386,891	USD	421,971	12,408
	2/16/2016	GBP	70,870	USD	108,998	2,299

						$15,653

Unconstrained Bond Fund	1/19/2016	CNY	470,000	USD	73,466	$233
	1/19/2016	EUR	70,000	USD	79,822	5,779
	1/19/2016	USD	95,902	INR	6,323,389	(1,807)

Notes to Schedule of Investments (unaudited)(continued)

	1/19/2016	USD	52,425	JPY	6,270,000	(1,485)
	1/19/2016	USD	36,788	NOK	300,000	(2,254)

						$466

Global Real Return Fund (consolidated)	1/19/2016	AUD	206,190	USD	149,030	$(7)
	1/19/2016	BRL	210,000	USD	52,990	158
	1/19/2016	CAD	223,000	USD	171,515	4,060
	1/19/2016	CAD	100,000	USD	75,942	850
	1/19/2016	EUR	71,603	USD	81,650	5,911
	1/19/2016	GBP	142,700	USD	218,145	3,303
	1/19/2016	MXN	3,190,000	USD	190,926	(586)
	1/19/2016	SEK	1,490,000	USD	183,615	12,455
	1/19/2016	TRY	367,493	USD	121,069	(3,613)
	1/19/2016	USD	12,903	BRL	50,000	(324)
	1/19/2016	USD	92,298	CAD	120,000	(2,188)
	1/19/2016	USD	74,056	EUR	67,048	(3,135)
	1/19/2016	ZAR	2,155,000	USD	157,489	9,339

						$26,223

Managed Futures Strategy Fund (consolidated)	12/16/2015	JPY	95,719,000	USD	798,898	$22,165
	12/16/2015	JPY	72,234,000	USD	599,813	13,654
	12/16/2015	JPY	83,873,000	USD	697,310	16,704
	12/16/2015	JPY	11,266,000	USD	93,065	1,645
	12/16/2015	JPY	54,186,000	USD	445,371	5,666
	12/16/2015	JPY	107,445,000	USD	871,840	(46)
	12/16/2015	JPY	3,313,545,000	USD	26,916,938	28,437
	12/16/2015	USD	30,565,361	JPY	3,697,507,000	(561,115)
	12/16/2015	USD	13,934	JPY	1,670,000	(383)
	12/16/2015	USD	323,893	JPY	39,091,000	(6,681)
	3/16/2016	JPY	3,452,856,000	USD	28,121,498	32,470

						$(447,484)

Currency Legend:

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNH - Chinese renminbi

CNY - Chinese yuan

COP - Colombian peso

EUR - Euro

GBP - British pound

IDR - Indonesian rupiah

INR - Indian rupee

JPY - Japanese yen

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

NOK - Norwegian krone

NZD - New Zealand dollar

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

THB - Thai baht

TRY - Turkish New lira

TWD - New Taiwan dollar

USD - U.S. dollar

ZAR - South African rand

Notes to Schedule of Investments (unaudited)(continued)

Futures Contracts - Each Fund may transact in currency futures contracts and interest rate futures contracts. The Managed Futures Strategy Fund and Global Real Return Fund may transact in commodity, currency and interest rate futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

The following futures contracts were open at November 30, 2015:

Fund		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Aggregate Bond Negative Duration Fund	Futures Contracts Short
	10 Year U.S. Treasury Note Futures	67	$(8,471,313)	Mar-16	$(3,664)
	2 Year U.S. Treasury Note Futures	5	(1,087,734)	Mar-16	(391)
	5 Year U.S. Treasury Note Futures	28	(3,323,031)	Mar-16	(4,813)
	U.S. Treasury Long Bond Futures	24	(3,696,000)	Mar-16	(7,984)
	U.S. Treasury Ultra Long Term Bond Futures	23	(3,644,063)	Mar-16	(19,406)

					$(36,258)

U.S. Aggregate Bond Zero Duration Fund	Futures Contracts Short
	10 Year U.S. Treasury Note Futures	36	$(4,551,750)	Mar-16	$(1,969)
	2 Year U.S. Treasury Note Futures	9	(1,957,922)	Mar-16	(703)
	5 Year U.S. Treasury Note Futures	126	(14,953,641)	Mar-16	(21,656)
	U.S. Treasury Long Bond Futures	9	(1,386,000)	Mar-16	(2,994)
	U.S. Treasury Ultra Long Term Bond Futures	13	(2,059,687)	Mar-16	(10,969)

					$(38,291)

Notes to Schedule of Investments (unaudited)(continued)

High Yield Bond Negative Duration Fund	Futures Contracts Short
	10 Year U.S. Treasury Note Futures	45	$(5,689,687)	Mar-16	$(2,368)
	5 Year U.S. Treasury Note Futures	30	(3,560,391)	Mar-16	(4,992)
	U.S. Treasury Long Bond Futures	15	(2,310,000)	Mar-16	(4,990)
	U.S. Treasury Ultra Long Term Bond Futures	10	(1,584,375)	Mar-16	(8,438)

					$(20,788)

High Yield Bond Zero Duration Fund	Futures Contracts Short
	2 Year U.S. Treasury Note Futures	47	$(10,224,703)	Mar-16	$(3,672)
	5 Year U.S. Treasury Note Futures	18	(2,136,235)	Mar-16	(3,094)

					$(6,766)

Japan Interest Rate Strategy Fund (consolidated)	Futures Contracts Short
	10 Year Japanese Government Bond Futures	3	$(3,614,455)	Dec-15	$(21,658)
	10 Year Mini Japanese Government Bond Futures	10	(1,204,413)	Dec-15	(6,165)

					$(27,823)

Unconstrained Bond Fund	Futures Contracts Short
	10 Year U.S. Treasury Note Futures	5	$(632,187)	Mar-16	$(1,516)
	U.S. Treasury Ultra Long Term Bond Futures	5	(792,188)	Mar-16	(4,961)

					$(6,477)

Global Real Return Fund (consolidated)	Futures Contracts Long
	Copper Futures	1	$51,213	Mar-16	$(675)
	Gasoline RBOB Futures	2	112,400	Mar-16	(2,906)
	Platinum Futures	1	41,645	Jan-16	(4,520)

					$(8,101)

Managed Futures Strategy Fund (consolidated)	Futures Contracts Short
	10 Year U.S. Treasury Note Futures	138	$(17,448,375)	Mar-16	$(1,108)
	British Pound Currency Futures	123	(11,578,913)	Mar-16	(7,338)
	Canadian Dollar Currency Futures	31	(2,320,970)	Mar-16	(590)
	Coffee “C” Futures	75	(3,365,156)	Mar-16	125,925
	Copper Futures	226	(11,574,025)	Mar-16	1,355,250
	Corn Futures	503	(9,362,087)	Mar-16	450,338
	Euro Currency Futures	227	(30,094,525)	Mar-16	69,644
	Gold 100 Ounce Futures	77	(8,202,810)	Feb-16	510
	Lean Hogs Futures	176	(3,998,720)	Feb-16	380,940
	Live Cattle Futures	141	(7,464,540)	Feb-16	565,470
	Natural Gas Futures	430	(9,971,700)	Mar-16	704,520
	Silver Futures	58	(4,084,940)	Mar-16	1,235
	Soybean Futures	275	(12,144,688)	Mar-16	178,925
	Swiss Franc Currency Futures	38	(4,649,775)	Mar-16	(6,075)
	U.S. Treasury Long Bond Futures	113	(17,402,000)	Mar-16	(4,165)
	Wheat Futures	225	(5,349,375)	Mar-16	525,013

					$4,338,494

	Futures Contracts Long
	Australian Dollar Currency Futures	65	$4,676,750	Mar-16	$(1,010)
	Cocoa Futures	70	2,337,300	Mar-16	52,440
	Cotton No. 2 Futures	73	2,286,360	Mar-16	(2,800)
	Sugar No. 11 Futures	138	2,307,581	Mar-16	63,370

					$112,000

	Total				$4,450,494

Notes to Schedule of Investments (unaudited)(continued)

Options Contracts - The Unconstrained Bond Fund (the “Fund”) may buy or sell options on listed futures contracts. An option on a futures contract gives the purchaser the right, in exchange for payment of a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or instrument at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or instrument at any time during the option period. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased.

The purchaser or writer an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss to the Fund.

The Fund’s risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Other significant risks associated with the Fund’s use of options contracts, including the following: (1) the success of a strategy may depend on the Fund’s adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

For the period ended November 30, 2015, transactions for written options were as follows:

Unconstrained Bond Fund	Amount of Premiums	Number of Contracts
Balance at August 31, 2015	$797	3
Options written	1,453	3
Options closed	(2,156)	(4)
Options expired	(94)	(2)
Options exercised	—	—

Balance at November 30, 2015	$—	—

Bank Loans - The Unconstrained Bond Fund (the “Fund”) may invest in bank loans (including senior loans). Bank loans are typically arranged through private negotiations in connection with recapitalizations, acquisitions, and refinancings. Bank loans between a company or a non-U.S. government and one or more financial institutions (lenders) may include institutionally traded floating and fixed rate debt obligations. Bank loans are generally acquired as a participation interest in, or assignment of, loans originated by U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from other holders of loan interests. Bank loans are subject to the credit risk of the underlying borrower and the risk of default in the payment of interest or principal on a loan. These loans typically involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Such loans may be vulnerable to adverse changes in economic or market conditions. Bank loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. If, however, bank loans are uncollateralized and/or subordinate to more senior creditors then the bank loans will be subject to a greater risk of nonpayment.

Notes to Schedule of Investments (unaudited)(continued)

The Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the bank loan interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the bank loan interest.

In addition, loans are generally subject to liquidity risk. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Other risks associated with investing in bank loans include prepayment risk, extension risk, restrictions on resale, and the lack of publicly available information.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

To-be-announced Transactions - U.S. Aggregate Bond Enhanced Yield Fund, U.S. Aggregate Bond Negative Duration Fund and U.S. Aggregate Bond Zero Duration Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the U.S. Aggregate Bond Enhanced Yield Fund, U.S. Aggregate Bond Negative Duration Fund and U.S. Aggregate Bond Zero Duration Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e. same type, coupon, maturity) to settle on a specified future date.

Short Sale Transactions - Each Fund may enter into “short sale” transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market price of that security. When a Fund enters into a short sale transaction, the Fund will borrow the security and deliver it to the counterparty to which the Fund sold the security short. The amount of the liability is subsequently marked-to-market to reflect the current market value of the securities sold short. A realized gain, limited to the proceeds received at which the Fund sold the security short, or a realized loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the cost to close out the short sale transaction is either less than (in the case of a gain) or greater than (in the case of a loss) the proceeds received. The risk of loss on a short sale transaction is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Funds entering into short sale transactions are exposed to the risk that they may be unable to close out a short sale position at any particular time or at an acceptable price.

3. FEDERAL INCOME TAXES

At November 30, 2015, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$252,047,643	$—	$(172,932)	$(172,932)
Brazilian Real Strategy Fund	15,351,198	—	(1,524)	(1,524)
Chinese Yuan Strategy Fund	64,706,790	—	(49,193)	(49,193)
Commodity Currency Strategy Fund	6,134,961	—	(1,076)	(1,076)
Emerging Currency Strategy Fund	51,144,130	—	(11,222)	(11,222)
Indian Rupee Strategy Fund	10,500,800	—	(1,588)	(1,588)
Asia Local Debt Fund	39,356,937	77,185	(5,377,226)	(5,300,041)
Australia & New Zealand Debt Fund	205,016,330	1,302,360	(10,048,898)	(8,746,538)

Notes to Schedule of Investments (unaudited)(continued)

U.S. Aggregate Bond Enhanced Yield Fund	4,933,000	13,078	(50,725)	(37,647)
U.S. Aggregate Bond Negative Duration Fund	17,014,171	118,749	(113,632)	5,117
U.S. Aggregate Bond Zero Duration Fund	28,404,726	154,028	(300,440)	(146,412)
Floating Rate Treasury Fund	1,247,963	58	(297)	(239)
High Yield Bond Negative Duration Fund	12,731,264	9,347	(793,364)	(784,017)
High Yield Bond Zero Duration Fund	14,293,331	15,373	(893,938)	(878,565)
Emerging Markets Corporate Bond Fund	84,696,503	697,259	(7,836,715)	(7,139,456)
Emerging Markets Local Debt Fund	573,847,506	131,628	(143,562,705)	(143,431,077)
Japan Interest Rate Strategy Fund (consolidated)	4,949,744	—	(250,399)	(250,399)
Strategic Corporate Bond Fund	7,223,854	111,798	(255,874)	(144,076)
Unconstrained Bond Fund	4,171,773	28,570	(156,186)	(127,616)
Global Real Return Fund (consolidated)	4,863,555	5,452	(1,505,891)	(1,500,439)
Managed Futures Strategy Fund (consolidated)	234,031,029	—	(58,649,137)	(58,649,137)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended November 30, 2015 are as follows:

Fund	Value at 8/31/2015	Purchases/ Additions	Sales/ Reductions	Value at 11/30/2015	Dividend Income
Global Real Return Fund (consolidated)
WisdomTree Emerging Markets High Dividend Fund	$18,225	$—	$—	$16,785	$503
WisdomTree Global Natural Resources Fund	100,050	—	—	90,908	1,136
WisdomTree High Dividend Fund	188,794	—	—	198,693	1,840

Total	$307,069	$—	$—	$306,386	$3,479

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	January 22, 2016

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	January 22, 2016

* Print the name and title of each signing officer under his or her signature.